ANNUAL REPORT
PHLVIC VARIABLE UNIVERSAL
LIFE ACCOUNT
December 31, 2016

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
	Alger Capital Appreciation Portfolio - Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A
Assets:
Investments at fair value	$ 189,981		$ 310,531		$ 5,278,922		$ 136,352
Total assets	$ 189,981		$ 310,531		$ 5,278,922		$ 136,352
Total net assets	$ 189,981		$ 310,531		$ 5,278,922		$ 136,352
Units outstanding	24,020		131,837		1,004,228		61,863
Investment shares held	2,831		2,927		269,608		8,126
Investments at cost	$ 113,492		$ 236,510		$ 3,774,293		$ 116,610
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ -	-	$ 2.36	14,589	$ 1.83	81,003	$ 2.21	14,693
Phoenix Executive VUL®	$ -	-	$ -	-	$ -	-	$ 3.04	-
Phoenix Express VUL®	$ -	-	$ -	-	$ 2.28	15,552	$ 2.12	1,686
Phoenix Express VUL® (V616)	$ -	-	$ -	-	$ 2.29	40,363	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ 2.26	4,238	$ 2.09	17,754	$ 2.16	2,251
The Phoenix Edge® – SVUL	$ -	-	$ 2.36	14,107	$ 5.85	129,451	$ -	-
The Phoenix Edge® – VUL	$ 7.91	24,020	$ 2.36	98,903	$ 5.85	720,105	$ 2.21	43,233

	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
Assets:
Investments at fair value	$ 4,259,815		$ 2,487,608		$ 680,701		$ 3,564,715
Total assets	$ 4,259,815		$ 2,487,608		$ 680,701		$ 3,564,715
Total net assets	$ 4,259,815		$ 2,487,608		$ 680,701		$ 3,564,715
Units outstanding	1,433,130		2,488,293		122,650		654,979
Investment shares held	395,159		2,487,608		99,518		107,891
Investments at cost	$ 4,438,038		$ 2,487,608		$ 645,514		$ 3,054,320
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.33	87,574	$ 1.00	340,027	$ 1.93	5,633	$ 1.67	157,940
Phoenix Express VUL®	$ 1.39	3,642	$ 0.97	8,099	$ 2.17	6,145	$ 2.43	14,209
Phoenix Express VUL® (V616)	$ 1.40	136,585	$ 0.97	15,617	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.32	22,035	$ 1.00	231,434	$ 1.97	5,320	$ 1.94	4,021
The Phoenix Edge® – SVUL	$ 3.31	34,619	$ 1.00	595,928	$ 6.12	13,146	$ 6.80	87,567
The Phoenix Edge® – VUL	$ 3.31	1,148,675	$ 1.00	1,297,188	$ 6.12	92,406	$ 6.80	391,242
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2
Assets:
Investments at fair value	$ 8,367,187		$ 1,523,706		$ 2,363,271		$ 1,863,233
Total assets	$ 8,367,187		$ 1,523,706		$ 2,363,271		$ 1,863,233
Total net assets	$ 8,367,187		$ 1,523,706		$ 2,363,271		$ 1,863,233
Units outstanding	2,875,331		350,510		1,563,644		1,075,995
Investment shares held	269,909		25,782		189,062		121,146
Investments at cost	$ 4,562,898		$ 875,725		$ 2,350,135		$ 1,761,225
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.67	1,436,219	$ 1.60	61,697	$ 1.48	412,744	$ 1.58	265,953
Phoenix Express VUL®	$ 2.28	61,320	$ -	-	$ 1.47	28,445	$ 1.73	79,577
Phoenix Express VUL® (V616)	$ 2.28	30,979	$ 2.28	5,352	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.98	507,199	$ 1.83	23,503	$ 1.49	338,141	$ 1.68	169,954
The Phoenix Edge® – SVUL	$ 5.66	24,972	$ 5.27	27,331	$ 1.54	223,012	$ 1.82	80,480
The Phoenix Edge® – VUL	$ 5.66	814,642	$ 5.27	232,627	$ 1.54	561,302	$ 1.82	480,031

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 2,690,801		$ 5,354		$ 2,467,231		$ 415,331
Total assets	$ 2,690,801		$ 5,354		$ 2,467,231		$ 415,331
Total net assets	$ 2,690,801		$ 5,354		$ 2,467,231		$ 415,331
Units outstanding	852,838		2,659		1,536,146		215,984
Investment shares held	134,004		348		46,048		12,011
Investments at cost	$ 2,403,547		$ 3,509		$ 1,806,351		$ 309,628
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.51	268,564	$ -	-	$ 1.61	36,940	$ -	-
Phoenix Express VUL®	$ 1.96	76,576	$ -	-	$ 1.57	14,384	$ -	-
Phoenix Express VUL® (V616)	$ 1.96	176	$ -	-	$ 1.57	31,746	$ -	-
Phoenix Joint Edge® VUL	$ 1.77	152,951	$ -	-	$ 1.61	9,999	$ -	-
The Phoenix Edge® – SVUL	$ 5.26	56,033	$ -	-	$ 1.61	124,586	$ 1.92	5,234
The Phoenix Edge® – VUL	$ 5.26	298,538	$ 2.01	2,659	$ 1.61	1,318,491	$ 1.92	210,750
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund –Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 175,160		$ 151,409		$ 211,850		$ 409,731
Total assets	$ 175,160		$ 151,409		$ 211,850		$ 409,731
Total net assets	$ 175,160		$ 151,409		$ 211,850		$ 409,731
Units outstanding	90,283		70,220		87,376		188,858
Investment shares held	9,907		11,764		26,187		34,316
Investments at cost	$ 152,981		$ 159,309		$ 318,296		$ 388,771
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.78	23,296	$ -	-	$ -	-	$ 1.83	2,521
Phoenix Joint Edge® VUL	$ 1.96	5,055	$ -	-	$ -	-	$ 1.87	3,446
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ -	-	$ 2.18	8,416
The Phoenix Edge® – VUL	$ 2.00	61,932	$ 2.16	70,220	$ 2.42	87,376	$ 2.18	174,475

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 5,829,272		$ 747,362		$ 2,200,685		$ 1,890,510
Total assets	$ 5,829,272		$ 747,362		$ 2,200,685		$ 1,890,510
Total net assets	$ 5,829,272		$ 747,362		$ 2,200,685		$ 1,890,510
Units outstanding	2,928,777		353,562		1,450,721		1,357,973
Investment shares held	158,749		29,285		190,371		173,760
Investments at cost	$ 4,491,135		$ 571,575		$ 1,738,571		$ 1,831,690
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.56	27,763	$ 1.73	9,188	$ 1.52	151,610	$ 1.40	295,536
Phoenix Express VUL®	$ 1.93	35,455	$ -	-	$ -	-	$ -	-
Phoenix Express VUL® (V616)	$ 1.93	42,616	$ -	-	$ -	-	$ 1.36	214,910
Phoenix Joint Edge® VUL	$ 1.86	11,424	$ 2.05	4,833	$ 1.52	7,218	$ 1.40	5,852
The Phoenix Edge® – SVUL	$ 2.00	162,087	$ 2.12	94,263	$ 1.52	13,867	$ 1.40	53,678
The Phoenix Edge® – VUL	$ 2.00	2,649,432	$ 2.12	245,278	$ 1.52	1,278,026	$ 1.40	787,997
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Assets:
Investments at fair value	$ 3,683,692		$ 181,078		$ 4,645,515		$ 178,598
Total assets	$ 3,683,692		$ 181,078		$ 4,645,515		$ 178,598
Total net assets	$ 3,683,692		$ 181,078		$ 4,645,515		$ 178,598
Units outstanding	2,501,571		141,318		2,612,970		176,648
Investment shares held	338,264		17,278		318,841		8,456
Investments at cost	$ 3,392,347		$ 183,425		$ 5,101,779		$ 183,602
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.48	737,364	$ 1.28	15,697	$ 1.67	1,063,639	$ 1.01	23,427
Phoenix Express VUL®	$ 1.43	50,054	$ -	-	$ 1.78	46,984	$ 1.01	8,087
Phoenix Express VUL® (V616)	$ 1.44	234,909	$ -	-	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.48	214,815	$ 1.28	6,439	$ 1.82	418,474	$ -	-
The Phoenix Edge® – SVUL	$ 1.48	13,143	$ -	-	$ 1.87	54,962	$ 1.01	2,513
The Phoenix Edge® – VUL	$ 1.48	1,251,286	$ 1.28	119,182	$ 1.87	1,028,911	$ 1.01	142,621

	Oppenheimer Capital Appreciation Fund/VA– Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 127,592		$ 405,237		$ 3,562,442		$ 2,115,437
Total assets	$ 127,592		$ 405,237		$ 3,562,442		$ 2,115,437
Total net assets	$ 127,592		$ 405,237		$ 3,562,442		$ 2,115,437
Units outstanding	77,196		260,613		1,697,500		3,593,460
Investment shares held	2,673		11,699		149,998		266,093
Investments at cost	$ 117,141		$ 338,328		$ 2,425,331		$ 3,793,844
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.47	10,004	$ 1.42	90,288	$ 2.07	722,553	$ 0.59	1,478,238
Phoenix Express VUL®	$ -	-	$ -	-	$ 1.96	25,805	$ 0.64	77,261
Phoenix Joint Edge® VUL	$ 1.65	1,860	$ 1.66	9,683	$ 2.31	208,777	$ 0.48	886,322
The Phoenix Edge® – SVUL	$ -	-	$ 1.62	64,140	$ 2.07	14,953	$ 0.67	142,704
The Phoenix Edge® – VUL	$ 1.68	65,332	$ 1.62	96,502	$ 2.07	725,412	$ 0.67	1,008,935
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
Assets:
Investments at fair value	$ 189,740		$ 498,119		$ 6,327		$ 10,766
Total assets	$ 189,740		$ 498,119		$ 6,327		$ 10,766
Total net assets	$ 189,740		$ 498,119		$ 6,327		$ 10,766
Units outstanding	124,010		291,820		17,371		3,371
Investment shares held	15,464		46,816		61		120
Investments at cost	$ 195,296		$ 496,872		$ 22,270		$ 4,335
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.39	9,461	$ 1.56	18,856	$ -	-	$ -	-
Phoenix Express VUL®	$ 1.47	12,777	$ 1.65	24,940	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.32	670	$ 1.52	12,671	$ -	-	$ -	-
The Phoenix Edge® – SVUL	$ 1.55	3,563	$ 1.74	24,740	$ -	-	$ -	-
The Phoenix Edge® – VUL	$ 1.55	97,539	$ 1.74	210,613	$ 0.36	17,371	$ 3.19	3,371

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Small Company Fund
Assets:
Investments at fair value	$ 306,765		$ 1,460,040		$ 8,261,315		$ 1,569,842
Total assets	$ 306,765		$ 1,460,040		$ 8,261,315		$ 1,569,842
Total net assets	$ 306,765		$ 1,460,040		$ 8,261,315		$ 1,569,842
Units outstanding	182,015		999,439		4,239,774		737,489
Investment shares held	23,561		157,672		532,301		115,600
Investments at cost	$ 298,419		$ 1,608,780		$ 6,372,693		$ 1,431,882
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.67	22,815	$ 1.46	414,142	$ 1.92	2,182,791	$ 2.09	348,479
Phoenix Express VUL®	$ 1.62	5,549	$ 1.42	17,147	$ 1.85	70,913	$ 2.01	17,677
Phoenix Joint Edge® VUL	$ 1.76	600	$ 1.44	338,539	$ 2.04	977,666	$ 2.31	124,264
The Phoenix Edge® – SVUL	$ -	-	$ 1.49	9,187	$ 1.94	70,705	$ 2.10	49,835
The Phoenix Edge® – VUL	$ 1.69	153,051	$ 1.49	220,424	$ 1.94	937,699	$ 2.10	197,234
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$ 546,305		$ 1,215,215		$ 1,927,727		$ 843,151
Total assets	$ 546,305		$ 1,215,215		$ 1,927,727		$ 843,151
Total net assets	$ 546,305		$ 1,215,215		$ 1,927,727		$ 843,151
Units outstanding	531,588		367,393		868,707		193,209
Investment shares held	74,226		89,288		140,710		35,000
Investments at cost	$ 808,282		$ 1,383,937		$ 1,757,384		$ 495,133
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 0.79	102,617	$ 1.05	94,178	$ 1.20	321,218	$ 1.53	3,712
Phoenix Express VUL®	$ 1.03	20,403	$ 1.52	7,488	$ 1.54	88,285	$ -	-
Phoenix Express VUL® (V616)	$ -	-	$ -	-	$ 1.55	212	$ -	-
Phoenix Joint Edge® VUL	$ 0.98	1,577	$ 1.19	2,032	$ 1.42	190,967	$ -	-
The Phoenix Edge® – SVUL	$ 1.09	225,920	$ 4.18	83,736	$ 4.24	20,863	$ -	-
The Phoenix Edge® – VUL	$ 1.09	181,071	$ 4.18	179,959	$ 4.24	247,162	$ 4.42	189,497

	Virtus Enhanced Core Equity Series – Class A Shares		Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
Assets:
Investments at fair value	$ 3,630,219		$ 12,380,755		$ 3,625,385		$ 5,223,641
Total assets	$ 3,630,219		$ 12,380,755		$ 3,625,385		$ 5,223,641
Total net assets	$ 3,630,219		$ 12,380,755		$ 3,625,385		$ 5,223,641
Units outstanding	795,472		6,295,274		1,329,282		1,201,882
Investment shares held	303,276		1,130,663		396,650		257,196
Investments at cost	$ 3,834,960		$ 16,432,836		$ 3,530,793		$ 6,022,296
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.50	23,229	$ 1.00	3,188,292	$ 1.75	515,425	$ 1.84	542,396
Phoenix Express VUL®	$ 1.90	13,772	$ 1.65	99,720	$ 1.88	27,310	$ 2.58	47,992
Phoenix Express VUL® (V616)	$ 1.90	22,158	$ 1.65	87,455	$ 1.88	11,386	$ 2.59	12,219
Phoenix Joint Edge® VUL	$ 1.71	5,904	$ 1.07	1,386,285	$ 1.78	398,678	$ 1.99	212,352
The Phoenix Edge® – SVUL	$ 4.81	71,500	$ 4.83	77,687	$ 5.15	18,783	$ 9.43	26,741
The Phoenix Edge® – VUL	$ 4.81	658,909	$ 4.83	1,455,835	$ 5.15	357,700	$ 9.43	360,182
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International
Assets:
Investments at fair value	$ 1,988,556		$ 6,576,673		$ 594,946		$ 3,698,619
Total assets	$ 1,988,556		$ 6,576,673		$ 594,946		$ 3,698,619
Total net assets	$ 1,988,556		$ 6,576,673		$ 594,946		$ 3,698,619
Units outstanding	279,503		1,767,020		146,148		1,240,106
Investment shares held	92,020		394,049		54,683		156,456
Investments at cost	$ 1,565,288		$ 5,303,468		$ 735,682		$ 4,603,235
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.87	64,830	$ 1.77	713,984	$ 1.49	4,000	$ 1.20	655,036
Phoenix Express VUL®	$ 3.07	1,143	$ 2.23	42,844	$ 1.73	13,584	$ 2.15	27,536
Phoenix Express VUL® (V616)	$ -	-	$ 2.24	26,174	$ -	-	$ 2.16	11,074
Phoenix Joint Edge® VUL	$ 2.30	22,404	$ 2.00	278,120	$ 1.61	401	$ 1.43	218,138
The Phoenix Edge® – SVUL	$ 9.48	15,164	$ 6.53	51,120	$ -	-	$ 7.66	25,467
The Phoenix Edge® – VUL	$ 9.48	175,962	$ 6.53	654,778	$ 4.41	128,163	$ 7.66	302,855

	Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 696,623		$ 1,505,919
Total assets	$ 696,623		$ 1,505,919
Total net assets	$ 696,623		$ 1,505,919
Units outstanding	176,571		237,257
Investment shares held	36,472		56,763
Investments at cost	$ 788,149		$ 1,703,775
	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.66	97,418	$ 1.96	30,744
Phoenix Express VUL®	$ 2.47	8,084	$ 2.42	9,909
Phoenix Joint Edge® VUL	$ 1.86	759	$ 2.16	6,659
The Phoenix Edge® – SVUL	$ 7.30	7,850	$ 7.41	38,853
The Phoenix Edge® – VUL	$ 7.30	62,460	$ 7.41	151,092
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
	Alger Capital Appreciation Portfolio - Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Deutsche Small Cap Index VIP – Class A
Income:
Dividends	$ 358	$ 1,254	$ 100,615	$ 1,201
Mortality and expense fees	-	-	494	15
Net investment income (loss)	358	1,254	100,121	1,186
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	36	9,275	142,692	81
Realized gain distributions	1,485	9,928	375,260	8,338
Realized gain (loss)	1,521	19,203	517,952	8,419
Change in unrealized appreciation (depreciation) during the year	(794)	38,394	(64,069)	14,576
Net increase (decrease) in net assets from operations	$ 1,085	$ 58,851	$ 554,004	$ 24,181

	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class
Income:
Dividends	$ 111,410	$ 2	$ 41,408	$ 25,082
Mortality and expense fees	732	136	62	160
Net investment income (loss)	110,678	(134)	41,346	24,922
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(6,644)	-	(1,154)	3,834
Realized gain distributions	-	-	-	274,140
Realized gain (loss)	(6,644)	-	(1,154)	277,974
Change in unrealized appreciation (depreciation) during the year	(31,238)	-	47,392	(62,323)
Net increase (decrease) in net assets from operations	$ 72,796	$ (134)	$ 87,584	$ 240,573

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2
Income:
Dividends	$ 19,743	$ -	$ 54,949	$ 88,602
Mortality and expense fees	905	36	204	608
Net investment income (loss)	18,838	(36)	54,745	87,994
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	72,194	22,733	1,929	(34,994)
Realized gain distributions	167,553	143,283	986	-
Realized gain (loss)	239,747	166,016	2,915	(34,994)
Change in unrealized appreciation (depreciation) during the year	(247,144)	(156,051)	29,426	169,072
Net increase (decrease) in net assets from operations	$ 11,441	$ 9,929	$ 87,086	$ 222,072

	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$ 51,815	$ -	$ -	$ 3,146
Mortality and expense fees	681	-	288	-
Net investment income (loss)	51,134	-	(288)	3,146
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	27,502	263	30,094	2,662
Realized gain distributions	213,456	-	218,099	28,192
Realized gain (loss)	240,958	263	248,193	30,854
Change in unrealized appreciation (depreciation) during the year	80,298	(255)	(190,142)	7,496
Net increase (decrease) in net assets from operations	$ 372,390	$ 8	$ 57,763	$ 41,496

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 2,303	$ 110	$ -	$ 18,070
Mortality and expense fees	-	-	-	-
Net investment income (loss)	2,303	110	-	18,070
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	360	325	108	292
Realized gain distributions	4,451	9,390	10,657	-
Realized gain (loss)	4,811	9,715	10,765	292
Change in unrealized appreciation (depreciation) during the year	12,495	8,383	18,216	25,524
Net increase (decrease) in net assets from operations	$ 19,609	$ 18,208	$ 28,981	$ 43,886

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 81,742	$ 3,561	$ 26,350	$ 31,277
Mortality and expense fees	585	-	-	1,162
Net investment income (loss)	81,157	3,561	26,350	30,115
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	38,354	13,615	12,706	28,492
Realized gain distributions	74,600	40,453	103,086	90,241
Realized gain (loss)	112,954	54,068	115,792	118,733
Change in unrealized appreciation (depreciation) during the year	677,117	49,787	86,125	17,847
Net increase (decrease) in net assets from operations	$ 871,228	$ 107,416	$ 228,267	$ 166,695

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$ 51,987	$ 3,037	$ 17,616	$ -
Mortality and expense fees	1,547	-	382	37
Net investment income (loss)	50,440	3,037	17,234	(37)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	79,481	158	10,009	616
Realized gain distributions	159,490	9,289	854,528	8,050
Realized gain (loss)	238,971	9,447	864,537	8,666
Change in unrealized appreciation (depreciation) during the year	20,139	(1,538)	(496,687)	(137)
Net increase (decrease) in net assets from operations	$ 309,550	$ 10,946	$ 385,084	$ 8,492

	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ 156	$ 2,741	$ 7,872	$ 20,291
Mortality and expense fees	-	-	216	215
Net investment income (loss)	156	2,741	7,656	20,076
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(467)	(5,590)	814	(7,092)
Realized gain distributions	14,282	24,304	121,181	-
Realized gain (loss)	13,815	18,714	121,995	(7,092)
Change in unrealized appreciation (depreciation) during the year	(18,025)	(23,896)	404,503	268,788
Net increase (decrease) in net assets from operations	$ (4,054)	$ (2,441)	$ 534,154	$ 281,772

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund
Income:
Dividends	$ 4,620	$ 15,666	$ -	$ -
Mortality and expense fees	85	191	-	-
Net investment income (loss)	4,535	15,475	-	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,219)	(18,860)	(473)	2,087
Realized gain distributions	-	-	-	-
Realized gain (loss)	(1,219)	(18,860)	(473)	2,087
Change in unrealized appreciation (depreciation) during the year	6,854	29,983	232	(276)
Net increase (decrease) in net assets from operations	$ 10,170	$ 26,598	$ (241)	$ 1,811

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Income:
Dividends	$ 4,099	$ 30,234	$ 132,491	$ 137
Mortality and expense fees	41	120	599	-
Net investment income (loss)	4,058	30,114	131,892	137
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,558)	667	23,417	(14,784)
Realized gain distributions	4,990	-	681,860	8,115
Realized gain (loss)	1,432	667	705,277	(6,669)
Change in unrealized appreciation (depreciation) during the year	12,922	(17,845)	26,756	5,087
Net increase (decrease) in net assets from operations	$ 18,412	$ 12,936	$ 863,925	$ (1,445)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2
Income:
Dividends	$ 981	$ 4,584	$ 23,513	$ 37,625
Mortality and expense fees	157	90	52	615
Net investment income (loss)	824	4,494	23,461	37,010
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	8,941	(19,634)	(30,114)	12,221
Realized gain distributions	109,295	-	21,060	72,365
Realized gain (loss)	118,236	(19,634)	(9,054)	84,586
Change in unrealized appreciation (depreciation) during the year	155,680	89,630	58,956	54,531
Net increase (decrease) in net assets from operations	$ 274,740	$ 74,490	$ 73,363	$ 176,127

	Virtus Capital Growth Series – Class A Shares	Virtus Enhanced Core Equity Series – Class A Shares	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares
Income:
Dividends	$ -	$ 45,007	$ 95,619	$ 162,701
Mortality and expense fees	-	265	1,282	322
Net investment income (loss)	-	44,742	94,337	162,379
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	26,563	(2,778)	(2,725)	373
Realized gain distributions	20,535	692,446	2,379,381	-
Realized gain (loss)	47,098	689,668	2,376,656	373
Change in unrealized appreciation (depreciation) during the year	(53,943)	(421,043)	(2,671,452)	159,198
Net increase (decrease) in net assets from operations	$ (6,845)	$ 313,367	$ (200,459)	$ 321,950

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$ 95,297	$ -	$ 118,562	$ 10,086
Mortality and expense fees	652	16	612	113
Net investment income (loss)	94,645	(16)	117,950	9,973
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,481)	12,184	62,163	(15,630)
Realized gain distributions	806,872	165,406	742,312	65,356
Realized gain (loss)	803,391	177,590	804,475	49,726
Change in unrealized appreciation (depreciation) during the year	(552,910)	210,890	502,959	(62,428)
Net increase (decrease) in net assets from operations	$ 345,126	$ 388,464	$ 1,425,384	$ (2,729)

	Wanger International	Wanger International Select	Wanger Select	Wanger USA
Income:
Dividends	$ 44,729	$ 5,631	$ 1,118	$ -
Mortality and expense fees	374	16	87	105
Net investment income (loss)	44,355	5,615	1,031	(105)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(43,961)	(302,833)	(14,553)	(5,178)
Realized gain distributions	310,571	22,823	184,607	377,959
Realized gain (loss)	266,610	(280,010)	170,054	372,781
Change in unrealized appreciation (depreciation) during the year	(374,186)	257,420	(99,310)	(189,710)
Net increase (decrease) in net assets from operations	$ (63,221)	$ (16,975)	$ 71,775	$ 182,966
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 358	$ 164	$ 1,254	$ 296
Realized gains (losses)	1,521	22,065	19,203	3,718
Unrealized appreciation (depreciation) during the year	(794)	(10,425)	38,394	(12,498)
Net increase (decrease) in net assets from operations	1,085	11,804	58,851	(8,484)
Contract transactions:
Payments received from contract owners	8,432	9,469	19,341	17,170
Transfers between Investment Options (including Guaranteed Interest Account), net	(8,320)	(2)	(43,459)	60,711
Transfers for contract benefits and terminations	(161)	(8,838)	(10,882)	(71,706)
Contract maintenance charges	(7,932)	(8,005)	(18,697)	(15,447)
Net increase (decrease) in net assets resulting from contract transactions	(7,981)	(7,376)	(53,697)	(9,272)
Total increase (decrease) in net assets	(6,896)	4,428	5,154	(17,756)
Net assets at beginning of period	196,877	192,449	305,377	323,133
Net assets at end of period	$ 189,981	$ 196,877	$ 310,531	$ 305,377

	Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 100,121	$ 88,659	$ 1,186	$ 864
Realized gains (losses)	517,952	267,371	8,419	4,281
Unrealized appreciation (depreciation) during the year	(64,069)	(297,312)	14,576	(9,598)
Net increase (decrease) in net assets from operations	554,004	58,718	24,181	(4,453)
Contract transactions:
Payments received from contract owners	305,332	325,726	39,827	4,689
Transfers between Investment Options (including Guaranteed Interest Account), net	167,583	17,272	(4,697)	32,350
Transfers for contract benefits and terminations	(526,678)	(732,810)	(4,197)	(24,121)
Contract maintenance charges	(247,969)	(250,349)	(5,031)	(4,090)
Net increase (decrease) in net assets resulting from contract transactions	(301,732)	(640,161)	25,902	8,828
Total increase (decrease) in net assets	252,272	(581,443)	50,083	4,375
Net assets at beginning of period	5,026,650	5,608,093	86,269	81,894
Net assets at end of period	$ 5,278,922	$ 5,026,650	$ 136,352	$ 86,269

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 110,678	$ 125,345	$ (134)	$ (117)
Realized gains (losses)	(6,644)	(3,038)	-	-
Unrealized appreciation (depreciation) during the year	(31,238)	(98,558)	-	-
Net increase (decrease) in net assets from operations	72,796	23,749	(134)	(117)
Contract transactions:
Payments received from contract owners	384,182	388,764	251,501	235,641
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,921)	207,028	628,249	(435,454)
Transfers for contract benefits and terminations	(421,242)	(483,240)	(1,267,285)	(430,869)
Contract maintenance charges	(245,950)	(249,038)	(364,602)	(211,261)
Net increase (decrease) in net assets resulting from contract transactions	(288,931)	(136,486)	(752,137)	(841,943)
Total increase (decrease) in net assets	(216,135)	(112,737)	(752,271)	(842,060)
Net assets at beginning of period	4,475,950	4,588,687	3,239,879	4,081,939
Net assets at end of period	$ 4,259,815	$ 4,475,950	$ 2,487,608	$ 3,239,879

	Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 41,346	$ 41,440	$ 24,922	$ 35,668
Realized gains (losses)	(1,154)	7,759	277,974	358,450
Unrealized appreciation (depreciation) during the year	47,392	(63,655)	(62,323)	(370,762)
Net increase (decrease) in net assets from operations	87,584	(14,456)	240,573	23,356
Contract transactions:
Payments received from contract owners	38,857	47,527	225,530	244,616
Transfers between Investment Options (including Guaranteed Interest Account), net	19,231	(4,349)	(122,979)	(15,675)
Transfers for contract benefits and terminations	(67,507)	(138,487)	(318,718)	(353,815)
Contract maintenance charges	(30,160)	(30,259)	(192,447)	(198,474)
Net increase (decrease) in net assets resulting from contract transactions	(39,579)	(125,568)	(408,614)	(323,348)
Total increase (decrease) in net assets	48,005	(140,024)	(168,041)	(299,992)
Net assets at beginning of period	632,696	772,720	3,732,756	4,032,748
Net assets at end of period	$ 680,701	$ 632,696	$ 3,564,715	$ 3,732,756

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,838	$ 4,319	$ (36)	$ 2,430
Realized gains (losses)	239,747	1,449,068	166,016	112,151
Unrealized appreciation (depreciation) during the year	(247,144)	(946,380)	(156,051)	(5,509)
Net increase (decrease) in net assets from operations	11,441	507,007	9,929	109,072
Contract transactions:
Payments received from contract owners	651,149	759,008	97,131	98,906
Transfers between Investment Options (including Guaranteed Interest Account), net	(77,010)	(485,103)	116,606	(39,651)
Transfers for contract benefits and terminations	(623,187)	(647,146)	(146,251)	(135,510)
Contract maintenance charges	(490,525)	(559,003)	(99,879)	(97,776)
Net increase (decrease) in net assets resulting from contract transactions	(539,573)	(932,244)	(32,393)	(174,031)
Total increase (decrease) in net assets	(528,132)	(425,237)	(22,464)	(64,959)
Net assets at beginning of period	8,895,319	9,320,556	1,546,170	1,611,129
Net assets at end of period	$ 8,367,187	$ 8,895,319	$ 1,523,706	$ 1,546,170

	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class		Franklin Income VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 54,745	$ 52,244	$ 87,994	$ 93,260
Realized gains (losses)	2,915	3,751	(34,994)	(11,717)
Unrealized appreciation (depreciation) during the year	29,426	(69,903)	169,072	(230,633)
Net increase (decrease) in net assets from operations	87,086	(13,908)	222,072	(149,090)
Contract transactions:
Payments received from contract owners	230,892	246,290	187,001	176,910
Transfers between Investment Options (including Guaranteed Interest Account), net	345,508	(57,197)	(239,965)	981
Transfers for contract benefits and terminations	(156,077)	(178,462)	(38,552)	(163,627)
Contract maintenance charges	(171,899)	(173,066)	(106,060)	(131,763)
Net increase (decrease) in net assets resulting from contract transactions	248,424	(162,435)	(197,576)	(117,499)
Total increase (decrease) in net assets	335,510	(176,343)	24,496	(266,589)
Net assets at beginning of period	2,027,761	2,204,104	1,838,737	2,105,326
Net assets at end of period	$ 2,363,271	$ 2,027,761	$ 1,863,233	$ 1,838,737

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 51,134	$ 92,593	$ -	$ -
Realized gains (losses)	240,958	286,354	263	1,196
Unrealized appreciation (depreciation) during the year	80,298	(519,477)	(255)	(1,119)
Net increase (decrease) in net assets from operations	372,390	(140,530)	8	77
Contract transactions:
Payments received from contract owners	193,963	213,466	507	1,725
Transfers between Investment Options (including Guaranteed Interest Account), net	(277,128)	(129,426)	-	-
Transfers for contract benefits and terminations	(215,935)	(263,701)	(605)	(4,609)
Contract maintenance charges	(141,181)	(170,859)	(708)	(801)
Net increase (decrease) in net assets resulting from contract transactions	(440,281)	(350,520)	(806)	(3,685)
Total increase (decrease) in net assets	(67,891)	(491,050)	(798)	(3,608)
Net assets at beginning of period	2,758,692	3,249,742	6,152	9,760
Net assets at end of period	$ 2,690,801	$ 2,758,692	$ 5,354	$ 6,152

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (288)	$ (352)	$ 3,146	$ 5,139
Realized gains (losses)	248,193	92,959	30,854	68,129
Unrealized appreciation (depreciation) during the year	(190,142)	31,893	7,496	(99,488)
Net increase (decrease) in net assets from operations	57,763	124,500	41,496	(26,220)
Contract transactions:
Payments received from contract owners	183,561	191,453	25,625	27,727
Transfers between Investment Options (including Guaranteed Interest Account), net	99,983	(60,872)	(5,310)	(20,757)
Transfers for contract benefits and terminations	(193,749)	(232,314)	(41,261)	(40,380)
Contract maintenance charges	(132,970)	(136,062)	(28,234)	(28,102)
Net increase (decrease) in net assets resulting from contract transactions	(43,175)	(237,795)	(49,180)	(61,512)
Total increase (decrease) in net assets	14,588	(113,295)	(7,684)	(87,732)
Net assets at beginning of period	2,452,643	2,565,938	423,015	510,747
Net assets at end of period	$ 2,467,231	$ 2,452,643	$ 415,331	$ 423,015

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,303	$ 2,822	$ 110	$ 503
Realized gains (losses)	4,811	11,334	9,715	13,495
Unrealized appreciation (depreciation) during the year	12,495	(17,128)	8,383	(19,857)
Net increase (decrease) in net assets from operations	19,609	(2,972)	18,208	(5,859)
Contract transactions:
Payments received from contract owners	11,170	7,470	8,465	12,665
Transfers between Investment Options (including Guaranteed Interest Account), net	36,966	16,273	(29)	456
Transfers for contract benefits and terminations	(7,670)	(7,833)	(5,048)	(786)
Contract maintenance charges	(8,748)	(7,272)	(6,913)	(6,621)
Net increase (decrease) in net assets resulting from contract transactions	31,718	8,638	(3,525)	5,714
Total increase (decrease) in net assets	51,327	5,666	14,683	(145)
Net assets at beginning of period	123,833	118,167	136,726	136,871
Net assets at end of period	$ 175,160	$ 123,833	$ 151,409	$ 136,726

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 18,070	$ 15,351
Realized gains (losses)	10,765	14,135	292	2,167
Unrealized appreciation (depreciation) during the year	18,216	(18,805)	25,524	(22,776)
Net increase (decrease) in net assets from operations	28,981	(4,670)	43,886	(5,258)
Contract transactions:
Payments received from contract owners	11,803	22,439	23,518	30,862
Transfers between Investment Options (including Guaranteed Interest Account), net	(45)	(31)	2,261	(52,675)
Transfers for contract benefits and terminations	(5,580)	(16,614)	(3,728)	(41,669)
Contract maintenance charges	(9,354)	(9,563)	(19,349)	(19,902)
Net increase (decrease) in net assets resulting from contract transactions	(3,176)	(3,769)	2,702	(83,384)
Total increase (decrease) in net assets	25,805	(8,439)	46,588	(88,642)
Net assets at beginning of period	186,045	194,484	363,143	451,785
Net assets at end of period	$ 211,850	$ 186,045	$ 409,731	$ 363,143

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 81,157	$ 67,503	$ 3,561	$ 4,600
Realized gains (losses)	112,954	395,423	54,068	76,487
Unrealized appreciation (depreciation) during the year	677,117	(624,114)	49,787	(111,443)
Net increase (decrease) in net assets from operations	871,228	(161,188)	107,416	(30,356)
Contract transactions:
Payments received from contract owners	408,085	451,232	44,294	55,981
Transfers between Investment Options (including Guaranteed Interest Account), net	(59,712)	(106,761)	(43,478)	7,454
Transfers for contract benefits and terminations	(452,400)	(487,831)	(64,494)	(50,971)
Contract maintenance charges	(302,888)	(299,720)	(49,364)	(46,895)
Net increase (decrease) in net assets resulting from contract transactions	(406,915)	(443,080)	(113,042)	(34,431)
Total increase (decrease) in net assets	464,313	(604,268)	(5,626)	(64,787)
Net assets at beginning of period	5,364,959	5,969,227	752,988	817,775
Net assets at end of period	$ 5,829,272	$ 5,364,959	$ 747,362	$ 752,988

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 26,350	$ 26,051	$ 30,115	$ 30,703
Realized gains (losses)	115,792	31,794	118,733	81,137
Unrealized appreciation (depreciation) during the year	86,125	(120,115)	17,847	(165,443)
Net increase (decrease) in net assets from operations	228,267	(62,270)	166,695	(53,603)
Contract transactions:
Payments received from contract owners	196,227	200,314	170,668	167,472
Transfers between Investment Options (including Guaranteed Interest Account), net	16,552	3,673	65,712	577,566
Transfers for contract benefits and terminations	(191,340)	(87,516)	(504,856)	(291,376)
Contract maintenance charges	(130,843)	(134,138)	(195,584)	(184,987)
Net increase (decrease) in net assets resulting from contract transactions	(109,404)	(17,667)	(464,060)	268,675
Total increase (decrease) in net assets	118,863	(79,937)	(297,365)	215,072
Net assets at beginning of period	2,081,822	2,161,759	2,187,875	1,972,803
Net assets at end of period	$ 2,200,685	$ 2,081,822	$ 1,890,510	$ 2,187,875

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 50,440	$ 40,566	$ 3,037	$ 2,670
Realized gains (losses)	238,971	64,370	9,447	12,171
Unrealized appreciation (depreciation) during the year	20,139	(193,339)	(1,538)	(17,827)
Net increase (decrease) in net assets from operations	309,550	(88,403)	10,946	(2,986)
Contract transactions:
Payments received from contract owners	241,849	278,100	12,829	10,869
Transfers between Investment Options (including Guaranteed Interest Account), net	391,768	22,938	1,510	(13,409)
Transfers for contract benefits and terminations	(234,940)	(277,473)	(938)	(43,025)
Contract maintenance charges	(275,319)	(281,623)	(16,850)	(38,377)
Net increase (decrease) in net assets resulting from contract transactions	123,358	(258,058)	(3,449)	(83,942)
Total increase (decrease) in net assets	432,908	(346,461)	7,497	(86,928)
Net assets at beginning of period	3,250,784	3,597,245	173,581	260,509
Net assets at end of period	$ 3,683,692	$ 3,250,784	$ 181,078	$ 173,581

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 17,234	$ 21,270	$ (37)	$ (6)
Realized gains (losses)	864,537	1,229,093	8,666	(1,431)
Unrealized appreciation (depreciation) during the year	(496,687)	(1,495,451)	(137)	(4,867)
Net increase (decrease) in net assets from operations	385,084	(245,088)	8,492	(6,304)
Contract transactions:
Payments received from contract owners	443,492	486,667	14,199	1,788
Transfers between Investment Options (including Guaranteed Interest Account), net	2,970	(202,600)	67,317	147,392
Transfers for contract benefits and terminations	(350,478)	(323,199)	(9,080)	(29,881)
Contract maintenance charges	(287,456)	(320,409)	(13,375)	(1,950)
Net increase (decrease) in net assets resulting from contract transactions	(191,472)	(359,541)	59,061	117,349
Total increase (decrease) in net assets	193,612	(604,629)	67,553	111,045
Net assets at beginning of period	4,451,903	5,056,532	111,045	-
Net assets at end of period	$ 4,645,515	$ 4,451,903	$ 178,598	$ 111,045
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 156	$ -	$ 2,741	$ 5,499
Realized gains (losses)	13,815	28,590	18,714	34,252
Unrealized appreciation (depreciation) during the year	(18,025)	(23,480)	(23,896)	(23,215)
Net increase (decrease) in net assets from operations	(4,054)	5,110	(2,441)	16,536
Contract transactions:
Payments received from contract owners	9,545	11,854	26,034	46,098
Transfers between Investment Options (including Guaranteed Interest Account), net	(18,035)	1,574	(5,774)	49,971
Transfers for contract benefits and terminations	(6,328)	(7,646)	(858)	(127,231)
Contract maintenance charges	(6,235)	(7,638)	(14,922)	(19,417)
Net increase (decrease) in net assets resulting from contract transactions	(21,053)	(1,856)	4,480	(50,579)
Total increase (decrease) in net assets	(25,107)	3,254	2,039	(34,043)
Net assets at beginning of period	152,699	149,445	403,198	437,241
Net assets at end of period	$ 127,592	$ 152,699	$ 405,237	$ 403,198

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 7,656	$ 20,703	$ 20,076	$ 83,226
Realized gains (losses)	121,995	500,082	(7,092)	(13,450)
Unrealized appreciation (depreciation) during the year	404,503	(724,465)	268,788	(639,431)
Net increase (decrease) in net assets from operations	534,154	(203,680)	281,772	(569,655)
Contract transactions:
Payments received from contract owners	326,396	321,622	226,456	255,029
Transfers between Investment Options (including Guaranteed Interest Account), net	(29,289)	134,510	98,889	402,521
Transfers for contract benefits and terminations	(222,217)	(246,630)	(152,718)	(148,143)
Contract maintenance charges	(189,339)	(211,597)	(133,744)	(137,984)
Net increase (decrease) in net assets resulting from contract transactions	(114,449)	(2,095)	38,883	371,423
Total increase (decrease) in net assets	419,705	(205,775)	320,655	(198,232)
Net assets at beginning of period	3,142,737	3,348,512	1,794,782	1,993,014
Net assets at end of period	$ 3,562,442	$ 3,142,737	$ 2,115,437	$ 1,794,782

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,535	$ 8,469	$ 15,475	$ 45,115
Realized gains (losses)	(1,219)	(1,806)	(18,860)	8,407
Unrealized appreciation (depreciation) during the year	6,854	(12,559)	29,983	(50,413)
Net increase (decrease) in net assets from operations	10,170	(5,896)	26,598	3,109
Contract transactions:
Payments received from contract owners	33,035	16,789	60,008	72,191
Transfers between Investment Options (including Guaranteed Interest Account), net	(26,403)	(44)	(286,711)	(14,846)
Transfers for contract benefits and terminations	(7,715)	(19,420)	(138,374)	(88,036)
Contract maintenance charges	(9,462)	(11,417)	(45,200)	(46,033)
Net increase (decrease) in net assets resulting from contract transactions	(10,545)	(14,092)	(410,277)	(76,724)
Total increase (decrease) in net assets	(375)	(19,988)	(383,679)	(73,615)
Net assets at beginning of period	190,115	210,103	881,798	955,413
Net assets at end of period	$ 189,740	$ 190,115	$ 498,119	$ 881,798

	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Realized gains (losses)	(473)	(29)	2,087	2,771
Unrealized appreciation (depreciation) during the year	232	(61)	(276)	(2,711)
Net increase (decrease) in net assets from operations	(241)	(90)	1,811	60
Contract transactions:
Payments received from contract owners	163	168	563	599
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	(4,590)
Transfers for contract benefits and terminations	(132)	-	(3,317)	(57)
Contract maintenance charges	(503)	(505)	(854)	(916)
Net increase (decrease) in net assets resulting from contract transactions	(472)	(337)	(3,608)	(4,964)
Total increase (decrease) in net assets	(713)	(427)	(1,797)	(4,904)
Net assets at beginning of period	7,040	7,467	12,563	17,467
Net assets at end of period	$ 6,327	$ 7,040	$ 10,766	$ 12,563

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,058	$ 4,882	$ 30,114	$ 49,061
Realized gains (losses)	1,432	14,525	667	(486)
Unrealized appreciation (depreciation) during the year	12,922	(19,233)	(17,845)	(67,983)
Net increase (decrease) in net assets from operations	18,412	174	12,936	(19,408)
Contract transactions:
Payments received from contract owners	63,283	28,311	209,554	183,478
Transfers between Investment Options (including Guaranteed Interest Account), net	8,342	(3,502)	(15,962)	(5,180)
Transfers for contract benefits and terminations	(38,907)	(12)	(105,190)	(99,765)
Contract maintenance charges	(12,595)	(18,203)	(117,236)	(130,758)
Net increase (decrease) in net assets resulting from contract transactions	20,123	6,594	(28,834)	(52,225)
Total increase (decrease) in net assets	38,535	6,768	(15,898)	(71,633)
Net assets at beginning of period	268,230	261,462	1,475,938	1,547,571
Net assets at end of period	$ 306,765	$ 268,230	$ 1,460,040	$ 1,475,938

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 131,892	$ 225,977	$ 137	$ 279
Realized gains (losses)	705,277	854,442	(6,669)	11,403
Unrealized appreciation (depreciation) during the year	26,756	(1,058,622)	5,087	(13,084)
Net increase (decrease) in net assets from operations	863,925	21,797	(1,445)	(1,402)
Contract transactions:
Payments received from contract owners	841,051	932,555	2,339	4,146
Transfers between Investment Options (including Guaranteed Interest Account), net	(335,671)	(452,251)	(127,753)	42,790
Transfers for contract benefits and terminations	(644,903)	(578,355)	(4,203)	(20)
Contract maintenance charges	(550,100)	(629,395)	(2,115)	(6,753)
Net increase (decrease) in net assets resulting from contract transactions	(689,623)	(727,446)	(131,732)	40,163
Total increase (decrease) in net assets	174,302	(705,649)	(133,177)	38,761
Net assets at beginning of period	8,087,013	8,792,662	133,177	94,416
Net assets at end of period	$ 8,261,315	$ 8,087,013	$ -	$ 133,177

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 824	$ (162)	$ 4,494	$ 11,555
Realized gains (losses)	118,236	226,134	(19,634)	72,343
Unrealized appreciation (depreciation) during the year	155,680	(238,627)	89,630	(203,365)
Net increase (decrease) in net assets from operations	274,740	(12,655)	74,490	(119,467)
Contract transactions:
Payments received from contract owners	120,250	142,457	92,340	40,995
Transfers between Investment Options (including Guaranteed Interest Account), net	30,237	(133,940)	(94,752)	38,441
Transfers for contract benefits and terminations	(100,878)	(105,856)	(11,874)	(18,694)
Contract maintenance charges	(89,310)	(104,381)	(39,977)	(41,016)
Net increase (decrease) in net assets resulting from contract transactions	(39,701)	(201,720)	(54,263)	19,726
Total increase (decrease) in net assets	235,039	(214,375)	20,227	(99,741)
Net assets at beginning of period	1,334,803	1,549,178	526,078	625,819
Net assets at end of period	$ 1,569,842	$ 1,334,803	$ 546,305	$ 526,078

	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 23,461	$ 44,915	$ 37,010	$ 53,574
Realized gains (losses)	(9,054)	69,209	84,586	37,770
Unrealized appreciation (depreciation) during the year	58,956	(201,878)	54,531	(218,610)
Net increase (decrease) in net assets from operations	73,363	(87,754)	176,127	(127,266)
Contract transactions:
Payments received from contract owners	87,074	92,806	166,236	182,104
Transfers between Investment Options (including Guaranteed Interest Account), net	(141,255)	(9,562)	(103,400)	(28,942)
Transfers for contract benefits and terminations	(57,761)	(50,596)	(62,722)	(214,926)
Contract maintenance charges	(63,842)	(69,343)	(112,971)	(137,552)
Net increase (decrease) in net assets resulting from contract transactions	(175,784)	(36,695)	(112,857)	(199,316)
Total increase (decrease) in net assets	(102,421)	(124,449)	63,270	(326,582)
Net assets at beginning of period	1,317,636	1,442,085	1,864,457	2,191,039
Net assets at end of period	$ 1,215,215	$ 1,317,636	$ 1,927,727	$ 1,864,457

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 44,742	$ 34,104
Realized gains (losses)	47,098	86,872	689,668	390,370
Unrealized appreciation (depreciation) during the year	(53,943)	6,813	(421,043)	(781,610)
Net increase (decrease) in net assets from operations	(6,845)	93,685	313,367	(357,136)
Contract transactions:
Payments received from contract owners	62,942	53,508	258,543	267,276
Transfers between Investment Options (including Guaranteed Interest Account), net	(415)	(18,438)	(30,516)	(75,739)
Transfers for contract benefits and terminations	(74,354)	(209,782)	(261,332)	(409,504)
Contract maintenance charges	(56,134)	(54,625)	(211,903)	(229,331)
Net increase (decrease) in net assets resulting from contract transactions	(67,961)	(229,337)	(245,208)	(447,298)
Total increase (decrease) in net assets	(74,806)	(135,652)	68,159	(804,434)
Net assets at beginning of period	917,957	1,053,609	3,562,060	4,366,494
Net assets at end of period	$ 843,151	$ 917,957	$ 3,630,219	$ 3,562,060

	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 94,337	$ 313,411	$ 162,379	$ 157,783
Realized gains (losses)	2,376,656	511,215	373	(15,740)
Unrealized appreciation (depreciation) during the year	(2,671,452)	(2,298,879)	159,198	(185,248)
Net increase (decrease) in net assets from operations	(200,459)	(1,474,253)	321,950	(43,205)
Contract transactions:
Payments received from contract owners	1,279,863	1,449,779	328,816	365,748
Transfers between Investment Options (including Guaranteed Interest Account), net	354,830	361,676	(88,183)	(94,275)
Transfers for contract benefits and terminations	(1,090,333)	(1,127,811)	(224,843)	(356,161)
Contract maintenance charges	(743,750)	(846,409)	(263,046)	(278,522)
Net increase (decrease) in net assets resulting from contract transactions	(199,390)	(162,765)	(247,256)	(363,210)
Total increase (decrease) in net assets	(399,849)	(1,637,018)	74,694	(406,415)
Net assets at beginning of period	12,780,604	14,417,622	3,550,691	3,957,106
Net assets at end of period	$ 12,380,755	$ 12,780,604	$ 3,625,385	$ 3,550,691

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 94,645	$ 73,006	$ (16)	$ (27)
Realized gains (losses)	803,391	895,628	177,590	214,987
Unrealized appreciation (depreciation) during the year	(552,910)	(841,840)	210,890	(201,942)
Net increase (decrease) in net assets from operations	345,126	126,794	388,464	13,018
Contract transactions:
Payments received from contract owners	412,104	414,886	142,237	121,593
Transfers between Investment Options (including Guaranteed Interest Account), net	(11,463)	(340,512)	(125,575)	(12,638)
Transfers for contract benefits and terminations	(429,977)	(377,431)	(144,770)	(178,950)
Contract maintenance charges	(311,423)	(307,869)	(108,891)	(107,050)
Net increase (decrease) in net assets resulting from contract transactions	(340,759)	(610,926)	(236,999)	(177,045)
Total increase (decrease) in net assets	4,367	(484,132)	151,465	(164,027)
Net assets at beginning of period	5,219,274	5,703,406	1,837,091	2,001,118
Net assets at end of period	$ 5,223,641	$ 5,219,274	$ 1,988,556	$ 1,837,091

	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 117,950	$ 32,318	$ 9,973	$ 12,546
Realized gains (losses)	804,475	605,991	49,726	71,612
Unrealized appreciation (depreciation) during the year	502,959	(724,994)	(62,428)	(121,220)
Net increase (decrease) in net assets from operations	1,425,384	(86,685)	(2,729)	(37,062)
Contract transactions:
Payments received from contract owners	436,839	525,578	62,366	61,164
Transfers between Investment Options (including Guaranteed Interest Account), net	(446,934)	(206,966)	(103,576)	(5,982)
Transfers for contract benefits and terminations	(462,126)	(498,221)	(10,607)	(156,867)
Contract maintenance charges	(343,864)	(361,818)	(47,260)	(54,999)
Net increase (decrease) in net assets resulting from contract transactions	(816,085)	(541,427)	(99,077)	(156,684)
Total increase (decrease) in net assets	609,299	(628,112)	(101,806)	(193,746)
Net assets at beginning of period	5,967,374	6,595,486	696,752	890,498
Net assets at end of period	$ 6,576,673	$ 5,967,374	$ 594,946	$ 696,752

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Wanger International		Wanger International Select
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 44,355	$ 62,012	$ 5,615	$ 14,178
Realized gains (losses)	266,610	366,021	(280,010)	54,141
Unrealized appreciation (depreciation) during the year	(374,186)	(414,233)	257,420	(77,418)
Net increase (decrease) in net assets from operations	(63,221)	13,800	(16,975)	(9,099)
Contract transactions:
Payments received from contract owners	338,991	375,962	13,437	58,133
Transfers between Investment Options (including Guaranteed Interest Account), net	(158,007)	(20,841)	(831,973)	1,883
Transfers for contract benefits and terminations	(279,490)	(319,443)	(27,069)	(55,933)
Contract maintenance charges	(233,803)	(264,339)	(18,136)	(50,396)
Net increase (decrease) in net assets resulting from contract transactions	(332,309)	(228,661)	(863,741)	(46,313)
Total increase (decrease) in net assets	(395,530)	(214,861)	(880,716)	(55,412)
Net assets at beginning of period	4,094,149	4,309,010	880,716	936,128
Net assets at end of period	$ 3,698,619	$ 4,094,149	$ -	$ 880,716

	Wanger Select		Wanger USA
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,031	$ 13	$ (105)	$ (109)
Realized gains (losses)	170,054	188,335	372,781	251,485
Unrealized appreciation (depreciation) during the year	(99,310)	(188,841)	(189,710)	(253,172)
Net increase (decrease) in net assets from operations	71,775	(493)	182,966	(1,796)
Contract transactions:
Payments received from contract owners	79,367	43,351	65,263	82,428
Transfers between Investment Options (including Guaranteed Interest Account), net	(142,329)	169,712	(49,332)	13,418
Transfers for contract benefits and terminations	(72,236)	(43,944)	(55,416)	(106,615)
Contract maintenance charges	(33,667)	(36,341)	(70,432)	(76,147)
Net increase (decrease) in net assets resulting from contract transactions	(168,865)	132,778	(109,917)	(86,916)
Total increase (decrease) in net assets	(97,090)	132,285	73,049	(88,712)
Net assets at beginning of period	793,713	661,428	1,432,870	1,521,582
Net assets at end of period	$ 696,623	$ 793,713	$ 1,505,919	$ 1,432,870
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, the Company, “we” or “us”). PHL Variable is a Connecticut stock life insurance company and is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock - Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Aggressive Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Balanced ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Balanced ETF Asset Allocation Portfolio-Class II)
Morningstar Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II)
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (effective 6/17/2016, liquidated and merged into surviving fund Sentinel Variable Products Small Company Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series-Class A Shares
Virtus Enhanced Core Equity Series-Class A Shares (formerly Virtus Growth & Income Series-Class A Shares)
Virtus International Series-Class A Shares
Virtus Multi-Sector Fixed Income Series-Class A Shares
Virtus Real Estate Securities Series-Class A Shares
Virtus Small-Cap Growth Series-Class A Shares
Virtus Small-Cap Value Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger International Select (liquidated 4/29/2016)
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PHL Variable and the Separate Account are subject to regulation by the Department of Insurance of the State of Connecticut and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
E.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 9,698	$ 15,836
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	109,440	151,955
Deutsche Equity 500 Index VIP – Class A	947,496	773,847
Deutsche Small Cap Index VIP – Class A	49,356	13,930
Federated Fund for U.S. Government Securities II	439,872	618,124
Federated Government Money Fund II - Service Shares	1,378,269	2,130,540
Federated High Income Bond Fund II – Primary Shares	164,816	163,048
Fidelity ® VIP Contrafund® Portfolio – Service Class	541,040	650,592
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	654,038	1,007,221
Fidelity ® VIP Growth Portfolio – Service Class	388,766	277,912
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	632,546	328,391
Franklin Income VIP Fund – Class 2	328,953	438,536
Franklin Mutual Shares VIP Fund – Class 2	441,311	617,002
Guggenheim VT Long Short Equity Fund	489	1,295
Invesco V.I. American Franchise Fund – Series I Shares	461,140	286,504
Invesco V.I. Core Equity Fund – Series I Shares	49,543	67,385
Invesco V.I. Equity and Income Fund – Series II Shares	58,855	20,383
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	17,264	11,290
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	21,257	13,776
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	48,751	27,979
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	417,837	668,994
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	94,745	163,773
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	311,439	291,408
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	336,904	680,608
Morningstar Growth ETF Asset Allocation Portfolio – Class II	786,492	453,203
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	22,473	13,596
Neuberger Berman AMT Guardian Portfolio – S Class	1,206,251	525,961
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	105,959	38,885
Oppenheimer Capital Appreciation Fund/VA – Service Shares	29,741	36,356
Oppenheimer Global Fund/VA – Service Shares	87,569	56,044
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	438,356	423,967
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	274,460	215,502
PIMCO Real Return Portfolio – Advisor Class	86,352	92,363
PIMCO Total Return Portfolio – Advisor Class	114,072	508,873
Rydex VT Inverse Government Long Bond Strategy Fund	122	595
Rydex VT Nova Fund	474	4,083
Sentinel Variable Products Balanced Fund	83,258	54,088
Sentinel Variable Products Bond Fund	202,887	201,607
Sentinel Variable Products Common Stock Fund	1,401,536	1,277,407
Sentinel Variable Products Mid Cap Fund	10,382	133,863
Sentinel Variable Products Small Company Fund	302,676	232,258
Templeton Developing Markets VIP Fund – Class 2	145,032	194,800
Templeton Foreign VIP Fund – Class 2	131,102	262,365
Templeton Growth VIP Fund – Class 2	363,732	367,214
Virtus Capital Growth Series – Class A Shares	76,583	124,009
Virtus Enhanced Core Equity Series – Class A Shares	909,349	417,368
Virtus International Series – Class A Shares	3,497,373	1,223,046
Virtus Multi-Sector Fixed Income Series – Class A Shares	394,616	479,492
Virtus Real Estate Securities Series – Class A Shares	1,249,975	689,216
Virtus Small-Cap Growth Series – Class A Shares	360,824	432,434
Virtus Small-Cap Value Series – Class A Shares	1,094,201	1,050,024
Virtus Strategic Allocation Series – Class A Shares	131,492	155,240

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Wanger International	$ 584,818	$ 562,201
Wanger International Select	40,316	875,620
Wanger Select	283,327	266,554
Wanger USA	433,988	166,050
	$ 22,753,613	$ 20,954,613

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	1,098	(2,095)	(997)	1,212	(2,164)	(952)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	49,494	(73,555)	(24,061)	44,193	(48,647)	(4,454)
Deutsche Equity 500 Index VIP – Class A	179,966	(252,189)	(72,223)	195,714	(320,636)	(124,922)
Deutsche Small Cap Index VIP – Class A	23,060	(8,593)	14,467	22,827	(18,711)	4,116
Federated Fund for U.S. Government Securities II	331,286	(417,796)	(86,510)	208,651	(252,643)	(43,992)
Federated Government Money Fund II - Service Shares	1,496,227	(2,248,632)	(752,405)	1,097,138	(1,939,073)	(841,935)
Federated High Income Bond Fund II – Primary Shares	26,750	(34,614)	(7,864)	17,379	(50,925)	(33,546)
Fidelity ® VIP Contrafund® Portfolio – Service Class	76,290	(174,021)	(97,731)	130,645	(163,858)	(33,213)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	354,575	(500,830)	(146,255)	389,236	(716,947)	(327,711)
Fidelity ® VIP Growth Portfolio – Service Class	84,333	(88,601)	(4,268)	41,205	(68,393)	(27,188)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	444,272	(287,963)	156,309	183,031	(293,968)	(110,937)
Franklin Income VIP Fund – Class 2	171,575	(303,796)	(132,221)	209,503	(288,995)	(79,492)
Franklin Mutual Shares VIP Fund – Class 2	106,633	(228,046)	(121,413)	112,334	(273,859)	(161,525)
Guggenheim VT Long Short Equity Fund	260	(676)	(416)	846	(2,711)	(1,865)
Invesco V.I. American Franchise Fund – Series I Shares	244,942	(270,423)	(25,481)	124,739	(278,397)	(153,658)
Invesco V.I. Core Equity Fund – Series I Shares	14,203	(40,774)	(26,571)	15,393	(48,799)	(33,406)
Invesco V.I. Equity and Income Fund – Series II Shares	29,636	(13,019)	16,617	24,013	(18,600)	5,413
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	4,466	(6,174)	(1,708)	6,592	(3,768)	2,824
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	5,764	(7,232)	(1,468)	10,421	(12,237)	(1,816)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	17,884	(17,048)	836	17,870	(65,041)	(47,171)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	293,566	(520,657)	(227,091)	267,896	(522,382)	(254,486)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	33,964	(98,899)	(64,935)	51,774	(68,000)	(16,226)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	158,072	(233,550)	(75,478)	143,992	(157,711)	(13,719)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	393,714	(738,580)	(344,866)	557,813	(355,981)	201,832
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,156,909	(1,076,442)	80,467	286,709	(477,040)	(190,331)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	11,546	(14,329)	(2,783)	8,824	(77,841)	(69,017)
Neuberger Berman AMT Guardian Portfolio – S Class	305,483	(418,974)	(113,491)	302,497	(518,385)	(215,888)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	106,025	(43,758)	62,267	151,926	(37,545)	114,381
Oppenheimer Capital Appreciation Fund/VA – Service Shares	10,145	(22,914)	(12,769)	8,615	(10,166)	(1,551)
Oppenheimer Global Fund/VA – Service Shares	45,060	(43,020)	2,040	93,949	(123,343)	(29,394)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	241,749	(306,459)	(64,710)	307,973	(308,282)	(309)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	731,653	(630,715)	100,938	1,275,764	(635,086)	640,678
PIMCO Real Return Portfolio – Advisor Class	54,402	(62,017)	(7,615)	12,378	(21,648)	(9,270)
PIMCO Total Return Portfolio – Advisor Class	69,852	(307,324)	(237,472)	69,597	(115,992)	(46,395)
Rydex VT Inverse Government Long Bond Strategy Fund	482	(1,871)	(1,389)	447	(1,340)	(893)
Rydex VT Nova Fund	200	(1,381)	(1,181)	214	(1,945)	(1,731)
Sentinel Variable Products Balanced Fund	46,925	(35,808)	11,117	21,510	(17,179)	4,331
Sentinel Variable Products Bond Fund	164,513	(183,606)	(19,093)	149,711	(185,034)	(35,323)
Sentinel Variable Products Common Stock Fund	510,086	(889,586)	(379,500)	538,429	(951,654)	(413,225)
Sentinel Variable Products Mid Cap Fund	1,631	(91,072)	(89,441)	32,368	(5,528)	26,840
Sentinel Variable Products Small Company Fund	131,031	(146,720)	(15,689)	91,043	(201,100)	(110,057)
Templeton Developing Markets VIP Fund – Class 2	179,731	(266,817)	(87,086)	107,600	(78,053)	29,547
Templeton Foreign VIP Fund – Class 2	42,926	(88,094)	(45,168)	41,114	(49,485)	(8,371)
Templeton Growth VIP Fund – Class 2	170,556	(200,035)	(29,479)	128,658	(241,297)	(112,639)
Virtus Capital Growth Series – Class A Shares	17,866	(32,878)	(15,012)	13,707	(65,176)	(51,469)
Virtus Enhanced Core Equity Series – Class A Shares	89,489	(146,908)	(57,419)	66,378	(161,060)	(94,682)
Virtus International Series – Class A Shares	1,228,443	(1,123,412)	105,031	1,266,091	(1,129,088)	137,003
Virtus Multi-Sector Fixed Income Series – Class A Shares	163,094	(245,965)	(82,871)	192,717	(269,337)	(76,620)
Virtus Real Estate Securities Series – Class A Shares	160,028	(265,542)	(105,514)	156,913	(351,071)	(194,158)
Virtus Small-Cap Growth Series – Class A Shares	65,990	(113,726)	(47,736)	87,559	(96,150)	(8,591)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Small-Cap Value Series – Class A Shares	201,316	(489,893)	(288,577)	234,653	(429,921)	(195,268)
Virtus Strategic Allocation Series – Class A Shares	14,404	(39,167)	(24,763)	17,581	(52,073)	(34,492)
Wanger International	174,847	(276,116)	(101,269)	232,237	(267,299)	(35,062)
Wanger International Select	8,097	(257,811)	(249,714)	72,377	(70,906)	1,471
Wanger Select	46,743	(116,879)	(70,136)	139,621	(34,712)	104,909
Wanger USA	17,526	(33,368)	(15,842)	29,330	(39,579)	(10,249)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2016, 2015, 2014, 2013, and 2012 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2016	24	7.91	to	7.91	190	0.19%	-	to	-	0.50%	to	0.50%
2015	25	7.87	to	7.87	197	0.08%	-	to	-	6.19%	to	6.19%
2014 ‡	26	7.41	to	7.41	192	0.09%	-	to	-	13.75%	to	13.75%
2013 ‡	29	6.51	to	6.51	186	0.36%	-	to	-	35.19%	to	35.19%
2012	32	2.05	to	4.82	145	1.04%	-	to	0.48%	17.73%	to	18.30%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2016	132	2.26	to	2.36	311	0.40%	-	to	-	20.27%	to	20.27%
2015 ‡	156	1.96	to	1.96	305	0.09%	-	to	-	(2.68%)	to	(2.68%)
2014 ‡	160	2.02	to	2.02	323	1.07%	-	to	-	9.25%	to	9.25%
2013 ‡	99	1.77	to	1.84	182	0.76%	-	to	-	32.82%	to	32.82%
2012 ‡	68	1.36	to	1.39	95	1.00%	-	to	0.48%	16.74%	to	17.30%
Deutsche Equity 500 Index VIP – Class A
2016 ‡	1,004	2.28	to	5.85	5,279	2.03%	-	to	0.48%	11.08%	to	11.61%
2015	1,076	2.06	to	5.24	5,027	1.65%	-	to	0.48%	0.64%	to	1.13%
2014	1,201	2.04	to	5.18	5,608	1.84%	-	to	0.48%	12.85%	to	13.39%
2013	1,231	1.81	to	4.57	5,060	1.78%	-	to	0.48%	31.29%	to	31.93%
2012 ‡	1,190	1.38	to	3.46	3,701	1.71%	-	to	0.48%	15.14%	to	15.70%
Deutsche Small Cap Index VIP – Class A
2016	62	2.12	to	2.21	136	1.09%	-	to	0.48%	20.45%	to	21.03%
2015	47	1.76	to	1.82	86	1.06%	-	to	0.48%	(5.05%)	to	(4.60%)
2014	43	1.85	to	1.91	82	1.00%	-	to	0.48%	4.24%	to	4.74%
2013	44	1.78	to	1.83	80	1.08%	-	to	0.48%	37.97%	to	38.64%
2012 ‡	18	1.29	to	1.32	24	0.35%	-	to	0.48%	15.69%	to	16.25%
Federated Fund for U.S. Government Securities II
2016 ‡	1,433	1.39	to	3.31	4,260	2.53%	-	to	0.48%	1.12%	to	1.61%
2015	1,520	1.38	to	3.26	4,476	2.73%	-	to	0.48%	0.04%	to	0.52%
2014	1,564	1.38	to	3.24	4,589	2.96%	-	to	0.48%	4.12%	to	4.62%
2013	1,567	1.32	to	3.10	4,529	3.30%	-	to	0.48%	(2.52%)	to	(2.05%)
2012	1,642	1.36	to	1.27	4,808	3.79%	-	to	0.48%	2.48%	to	2.97%
Federated Government Money Fund II - Service Shares
2016 ‡	2,488	0.97	to	1.00	2,488	0.00%*	-	to	0.48%	(0.48%)	to	0.00%
2015	3,241	0.97	to	1.00	3,240	0.00%*	-	to	0.48%	(0.48%)	to	0.00%*
2014	4,083	0.98	to	1.00	4,082	-	-	to	0.48%	(0.48%)	to	-
2013	2,780	0.98	to	1.00	2,779	-	-	to	0.48%	(0.48%)	to	0.00%*
2012	2,903	0.99	to	1.00	2,903	-	-	to	0.48%	(0.48%)	to	0.00%*
Federated High Income Bond Fund II – Primary Shares
2016	123	2.17	to	6.12	681	6.52%	-	to	0.48%	14.27%	to	14.82%
2015	131	1.90	to	5.33	633	5.75%	-	to	0.48%	(3.04%)	to	(2.57%)
2014	164	1.96	to	5.47	773	5.90%	-	to	0.48%	2.20%	to	2.69%
2013	203	1.92	to	5.33	921	6.87%	-	to	0.48%	6.47%	to	6.99%
2012 ‡	201	1.80	to	4.98	842	6.96%	-	to	0.48%	14.14%	to	14.70%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Contrafund® Portfolio – Service Class
2016	655	2.43	to	6.80	3,565	0.73%	-	to	0.48%	7.40%	to	7.91%
2015	753	2.27	to	6.31	3,733	0.90%	-	to	0.48%	0.08%	to	0.56%
2014	786	2.26	to	6.27	4,033	0.84%	-	to	0.48%	11.28%	to	11.82%
2013	902	2.03	to	5.61	4,029	0.93%	-	to	0.48%	30.52%	to	31.14%
2012 ‡	920	1.56	to	4.28	3,170	1.23%	-	to	0.48%	15.75%	to	16.31%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2016 ‡	2,875	2.28	to	5.66	8,367	0.23%	-	to	0.48%	(0.23%)	to	0.25%
2015	3,022	2.28	to	5.65	8,895	0.06%	-	to	0.48%	4.98%	to	5.48%
2014	3,349	2.17	to	5.35	9,321	0.11%	-	to	0.48%	11.56%	to	12.10%
2013	3,673	1.95	to	4.77	9,092	0.20%	-	to	0.48%	37.12%	to	37.78%
2012 ‡	3,890	1.42	to	3.46	6,952	0.30%	-	to	0.48%	18.89%	to	19.46%
Fidelity ® VIP Growth Portfolio – Service Class
2016 ‡	351	1.60	to	5.27	1,524	-	-	to	-	0.71%	to	0.71%
2015	355	2.27	to	5.23	1,546	0.16%	-	to	0.48%	6.54%	to	7.05%
2014	382	2.13	to	4.89	1,611	0.09%	-	to	0.48%	10.65%	to	11.19%
2013	423	1.93	to	4.40	1,502	0.20%	-	to	0.48%	35.55%	to	36.20%
2012 ‡	419	1.42	to	0.98	1,116	0.45%	-	to	0.48%	13.99%	to	14.55%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2016	1,564	1.47	to	1.54	2,363	2.47%	-	to	0.48%	4.13%	to	4.63%
2015	1,407	1.41	to	1.47	2,028	2.45%	-	to	0.48%	(1.18%)	to	(0.71%)
2014	1,518	1.43	to	1.48	2,204	2.15%	-	to	0.48%	5.25%	to	5.75%
2013	1,551	1.35	to	1.40	2,130	2.38%	-	to	0.48%	(2.36%)	to	(1.89%)
2012	1,482	1.39	to	1.43	2,077	2.32%	-	to	0.48%	5.26%	to	5.77%
Franklin Income VIP Fund – Class 2
2016	1,076	1.73	to	1.82	1,863	4.99%	-	to	0.48%	13.48%	to	14.02%
2015 ‡	1,208	1.52	to	1.60	1,839	4.68%	-	to	0.48%	(7.50%)	to	(7.05%)
2014	1,288	1.65	to	1.72	2,105	4.91%	-	to	0.48%	4.11%	to	4.62%
2013	1,313	1.58	to	1.64	2,046	6.32%	-	to	0.48%	13.39%	to	13.94%
2012 ‡	1,257	1.40	to	1.44	1,727	6.30%	-	to	0.48%	12.11%	to	12.65%
Franklin Mutual Shares VIP Fund – Class 2
2016 ‡	853	1.96	to	5.26	2,691	2.00%	-	to	0.48%	15.50%	to	16.06%
2015	974	1.69	to	4.53	2,759	3.05%	-	to	0.48%	(5.39%)	to	(4.94%)
2014	1,136	1.79	to	4.76	3,250	2.04%	-	to	0.48%	6.61%	to	7.12%
2013	1,179	1.68	to	4.45	3,148	2.04%	-	to	0.48%	27.65%	to	28.26%
2012 ‡	1,357	1.31	to	3.47	2,795	2.07%	-	to	0.48%	13.69%	to	14.24%
Guggenheim VT Long Short Equity Fund
2016	3	2.01	to	2.01	5	-	-	to	-	0.65%	to	0.65%
2015	3	2.00	to	2.00	6	-	-	to	-	1.26%	to	1.26%
2014	5	1.98	to	1.98	10	-	-	to	-	2.79%	to	2.79%
2013	5	1.92	to	1.92	10	-	-	to	-	17.46%	to	17.46%
2012	8	1.64	to	1.64	13	-	-	to	-	4.43%	to	4.43%
Invesco V.I. American Franchise Fund – Series I Shares
2016 ‡	1,536	1.57	to	1.61	2,467	-	-	to	0.48%	1.78%	to	2.27%
2015	1,562	1.54	to	1.57	2,453	-	-	to	0.48%	4.50%	to	5.01%
2014	1,715	1.48	to	1.50	2,566	0.04%	-	to	0.48%	7.92%	to	8.44%
2013	1,823	1.37	to	1.38	2,514	0.44%	-	to	0.48%	39.46%	to	40.14%
2012 [4]	1,866	0.98	to	0.98	1,837	-	-	to	0.48%	(2.82%)	to	(2.50%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Core Equity Fund – Series I Shares
2016	216	1.92	to	1.92	415	0.75%	-	to	-	10.26%	to	10.26%
2015	243	1.74	to	1.74	423	1.13%	-	to	-	(5.77%)	to	(5.77%)
2014	276	1.85	to	1.85	511	0.86%	-	to	-	8.15%	to	8.15%
2013	304	1.71	to	1.71	520	1.40%	-	to	-	29.25%	to	29.25%
2012	334	1.32	to	1.32	443	0.94%	-	to	-	13.88%	to	13.88%
Invesco V.I. Equity and Income Fund – Series II Shares
2016	90	1.78	to	2.00	175	1.70%	-	to	-	14.84%	to	14.83%
2015	74	1.55	to	1.74	124	2.31%	-	to	-	(2.59%)	to	(2.59%)
2014	68	1.59	to	1.79	118	1.66%	-	to	-	8.77%	to	8.77%
2013	67	1.46	to	1.64	107	1.35%	-	to	-	24.89%	to	24.88%
2012 ‡	138	1.29	to	1.32	166	1.83%	-	to	0.48%	12.39%	to	12.39%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2016	70	2.16	to	2.16	151	0.08%	-	to	-	13.43%	to	13.43%
2015	72	1.90	to	1.90	137	0.36%	-	to	-	(4.03%)	to	(4.03%)
2014	69	1.98	to	1.98	137	0.04%	-	to	-	4.43%	to	4.43%
2013	69	1.90	to	1.90	130	0.69%	-	to	-	28.81%	to	28.81%
2012	80	1.47	to	1.47	118	0.06%	-	to	-	10.95%	to	10.95%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2016	87	2.42	to	2.42	212	-	-	to	-	15.78%	to	15.78%
2015	89	2.09	to	2.09	186	-	-	to	-	(2.38%)	to	(2.38%)
2014	91	2.15	to	2.15	194	-	-	to	-	11.03%	to	11.03%
2013	88	1.93	to	1.93	169	-	-	to	-	35.08%	to	35.08%
2012	114	1.43	to	1.43	162	-	-	to	-	10.38%	to	10.38%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2016	189	1.83	to	2.18	410	4.72%	-	to	-	12.13%	to	12.13%
2015	188	1.63	to	1.94	363	3.56%	-	to	-	(1.53%)	to	(1.53%)
2014	235	1.66	to	1.97	452	4.30%	-	to	-	4.35%	to	4.35%
2013	300	1.59	to	1.89	551	4.94%	-	to	-	8.17%	to	8.17%
2012	319	1.47	to	1.75	544	5.89%	-	to	-	12.53%	to	12.53%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2016 ‡	2,929	1.93	to	2.00	5,829	1.50%	-	to	0.48%	16.55%	to	17.11%
2015	3,156	1.65	to	1.71	5,365	1.21%	-	to	0.48%	(3.33%)	to	(2.86%)
2014	3,410	1.71	to	1.76	5,969	0.71%	-	to	0.48%	7.14%	to	7.65%
2013	3,602	1.60	to	1.63	5,857	0.58%	-	to	0.48%	35.25%	to	35.90%
2012 ‡	3,775	1.18	to	1.20	4,518	0.98%	-	to	0.48%	11.55%	to	12.09%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2016	354	1.73	to	2.12	747	0.50%	-	to	-	16.39%	to	16.39%
2015	418	1.49	to	1.83	753	0.58%	-	to	-	(3.79%)	to	(3.79%)
2014 ‡	435	1.55	to	1.90	818	0.43%	-	to	-	11.53%	to	11.53%
2013	486	1.69	to	1.70	819	0.44%	-	to	0.48%	29.69%	to	30.32%
2012 ‡	471	1.07	to	1.31	609	0.69%	-	to	0.48%	13.99%	to	14.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2016	1,451	1.52	to	1.52	2,201	1.24%	-	to	-	11.21%	to	11.21%
2015	1,526	1.36	to	1.36	2,082	1.20%	-	to	-	(2.83%)	to	(2.83%)
2014 ‡	1,540	1.40	to	1.40	2,162	0.89%	-	to	-	4.47%	to	4.47%
2013	1,893	1.32	to	1.34	2,543	1.11%	-	to	0.48%	17.55%	to	18.12%
2012	1,863	1.13	to	1.14	2,119	1.15%	-	to	0.48%	13.65%	to	14.20%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2016 ‡	1,358	1.40	to	1.40	1,891	1.29%	-	to	-	8.48%	to	8.48%
2015	1,703	1.26	to	1.29	2,188	1.48%	-	to	0.48%	(2.69%)	to	(2.22%)
2014	1,501	1.29	to	1.32	1,973	1.14%	-	to	0.48%	4.01%	to	4.51%
2013	1,528	1.24	to	1.26	1,923	1.23%	-	to	0.48%	11.32%	to	11.86%
2012	1,919	1.12	to	1.13	2,157	1.55%	-	to	0.48%	10.28%	to	10.81%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2016 ‡	2,502	1.43	to	1.48	3,684	1.47%	-	to	0.48%	9.17%	to	9.69%
2015	2,421	1.31	to	1.35	3,251	1.21%	-	to	0.48%	(2.98%)	to	(2.51%)
2014	2,611	1.35	to	1.38	3,597	1.09%	-	to	0.48%	4.07%	to	4.57%
2013 ‡	2,428	1.30	to	1.32	3,198	1.24%	-	to	0.48%	15.98%	to	16.55%
2012	2,209	1.12	to	1.13	2,498	1.36%	-	to	0.48%	12.37%	to	12.91%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2016	141	1.28	to	1.28	181	1.71%	-	to	-	6.37%	to	6.37%
2015 ‡	144	1.20	to	1.20	174	1.26%	-	to	-	(1.68%)	to	(1.68%)
2014	213	1.20	to	1.23	261	1.09%	-	to	0.48%	2.81%	to	3.30%
2013	243	1.17	to	1.19	288	1.42%	-	to	0.48%	6.82%	to	7.33%
2012	249	1.09	to	1.11	274	1.73%	-	to	0.48%	7.35%	to	7.87%
Neuberger Berman AMT Guardian Portfolio – S Class
2016	2,613	1.78	to	1.87	4,646	0.39%	-	to	0.48%	8.22%	to	8.74%
2015	2,726	1.64	to	1.72	4,452	0.46%	-	to	0.48%	(5.57%)	to	(5.12%)
2014	2,942	1.74	to	1.81	5,057	0.26%	-	to	0.48%	8.37%	to	8.89%
2013	3,193	1.61	to	1.67	5,026	0.69%	-	to	0.48%	37.94%	to	38.61%
2012 ‡	3,432	1.16	to	1.20	3,894	0.16%	-	to	0.48%	12.06%	to	12.60%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2016 ‡	177	1.01	to	1.01	179	-	-	to	0.48%	3.66%	to	4.16%
2015 ‡, 5	114	0.97	to	0.97	111	-	-	to	0.48%	(2.99%)	to	(2.91%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2016	77	1.47	to	1.68	128	0.12%	-	to	-	(2.43%)	to	(2.43%)
2015	90	1.50	to	1.72	153	-	-	to	-	3.27%	to	3.27%
2014	92	1.46	to	1.67	149	0.18%	-	to	-	15.13%	to	15.13%
2013 ‡	94	1.27	to	1.45	133	0.22%	-	to	-	29.43%	to	29.43%
2012	263	0.98	to	1.12	292	0.38%	-	to	-	13.81%	to	13.81%
Oppenheimer Global Fund/VA – Service Shares
2016	261	1.42	to	1.66	405	0.74%	-	to	-	(0.16%)	to	(0.16%)
2015	259	1.42	to	1.67	403	1.14%	-	to	-	3.67%	to	3.67%
2014 ‡	288	1.37	to	1.61	437	0.91%	-	to	-	2.06%	to	2.06%
2013	326	1.48	to	1.58	482	1.16%	-	to	0.48%	26.38%	to	26.99%
2012 ‡	273	1.17	to	1.24	317	1.93%	-	to	0.48%	20.37%	to	20.95%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2016	1,698	1.96	to	2.31	3,562	0.25%	-	to	0.48%	17.11%	to	17.67%
2015	1,762	1.68	to	1.97	3,143	0.64%	-	to	0.48%	(6.54%)	to	(6.09%)
2014	1,763	1.79	to	2.09	3,349	0.64%	-	to	0.48%	11.12%	to	11.65%
2013	1,880	1.61	to	1.88	3,199	0.69%	-	to	0.48%	39.95%	to	40.62%
2012	2,144	1.15	to	1.33	2,594	0.33%	-	to	0.48%	17.10%	to	17.67%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2016	3,593	0.64	to	0.67	2,115	1.01%	-	to	0.48%	14.32%	to	14.87%
2015	3,493	0.56	to	0.59	1,795	4.26%	-	to	0.48%	(26.02%)	to	(25.66%)
2014	2,852	0.76	to	0.79	1,993	0.27%	-	to	0.48%	(19.01%)	to	(18.62%)
2013	2,541	0.93	to	0.97	2,176	1.62%	-	to	0.48%	(15.12%)	to	(14.71%)
2012 ‡	2,083	1.10	to	1.14	2,108	2.43%	-	to	0.48%	4.62%	to	5.12%
PIMCO Real Return Portfolio – Advisor Class
2016	124	1.47	to	1.55	190	2.22%	-	to	0.48%	4.59%	to	5.09%
2015	132	1.41	to	1.48	190	4.10%	-	to	0.48%	(3.27%)	to	(2.80%)
2014	141	1.46	to	1.52	210	1.35%	-	to	0.48%	2.49%	to	2.99%
2013	161	1.42	to	1.47	233	1.45%	-	to	0.48%	(9.74%)	to	(9.31%)
2012 ‡	213	1.57	to	1.63	342	1.00%	-	to	0.48%	8.12%	to	8.64%
PIMCO Total Return Portfolio – Advisor Class
2016	292	1.65	to	1.74	498	2.00%	-	to	0.48%	2.08%	to	2.57%
2015	529	1.61	to	1.69	882	4.79%	-	to	0.48%	(0.13%)	to	0.35%
2014	576	1.62	to	1.69	955	2.10%	-	to	0.48%	3.67%	to	4.17%
2013	585	1.56	to	1.62	930	2.04%	-	to	0.48%	(2.53%)	to	(2.06%)
2012 ‡	695	1.60	to	1.65	1,133	2.48%	-	to	0.48%	8.97%	to	9.49%
Rydex VT Inverse Government Long Bond Strategy Fund
2016	17	0.36	to	0.36	6	-	-	to	-	(2.94%)	to	(2.94%)
2015	19	0.38	to	0.38	7	-	-	to	-	(1.22%)	to	(1.22%)
2014	20	0.38	to	0.38	7	-	-	to	-	(24.91%)	to	(24.91%)
2013	21	0.51	to	0.51	10	-	-	to	-	15.26%	to	15.26%
2012	31	0.44	to	0.44	13	-	-	to	-	(6.19%)	to	(6.19%)
Rydex VT Nova Fund
2016	3	3.19	to	3.19	11	-	-	to	-	15.72%	to	15.72%
2015	5	2.76	to	2.76	13	-	-	to	-	(0.72%)	to	(0.72%)
2014	6	2.78	to	2.78	17	0.09%	-	to	-	18.59%	to	18.59%
2013	6	2.34	to	2.34	15	0.11%	-	to	-	48.99%	to	48.99%
2012	7	1.57	to	1.57	11	-	-	to	-	22.25%	to	22.25%
Sentinel Variable Products Balanced Fund
2016	182	1.62	to	1.76	307	1.47%	-	to	0.48%	6.91%	to	7.42%
2015	171	1.51	to	1.64	268	1.88%	-	to	0.48%	(0.45%)	to	0.03%
2014	167	1.52	to	1.64	261	2.05%	-	to	0.48%	7.30%	to	7.81%
2013	115	1.41	to	1.52	167	1.40%	-	to	0.48%	18.31%	to	18.88%
2012	99	1.20	to	1.28	121	1.96%	-	to	0.48%	10.90%	to	11.44%
Sentinel Variable Products Bond Fund
2016	999	1.42	to	1.49	1,460	2.03%	-	to	0.48%	0.33%	to	0.81%
2015	1,019	1.42	to	1.47	1,476	3.22%	-	to	0.48%	(1.76%)	to	(1.29%)
2014	1,054	1.44	to	1.49	1,548	2.98%	-	to	0.48%	3.51%	to	4.01%
2013	1,081	1.39	to	1.43	1,527	3.29%	-	to	0.48%	(0.81%)	to	(0.33%)
2012	1,017	1.40	to	1.44	1,443	3.11%	-	to	0.48%	6.02%	to	6.53%
Sentinel Variable Products Common Stock Fund
2016	4,240	1.85	to	2.04	8,261	1.65%	-	to	0.48%	10.73%	to	11.26%
2015	4,619	1.67	to	1.83	8,087	2.69%	-	to	0.48%	(0.29%)	to	0.19%
2014	5,032	1.68	to	1.83	8,793	1.65%	-	to	0.48%	9.81%	to	10.34%
2013	5,599	1.53	to	1.66	8,859	1.53%	-	to	0.48%	31.09%	to	31.73%
2012	6,141	1.17	to	1.26	7,374	1.84%	-	to	0.48%	14.55%	to	15.10%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Mid Cap Fund [6]
2016	-	-	to	-	-	0.34%	-	to	-	3.62%	to	7.56%
2015	89	1.45	to	1.52	133	0.28%	-	to	-	(1.23%)	to	(1.23%)
2014 ‡	63	1.47	to	1.54	94	0.35%	-	to	-	4.63%	to	4.63%
2013	88	1.40	to	1.47	127	0.11%	-	to	-	32.32%	to	32.32%
2012	82	1.06	to	1.11	89	0.27%	-	to	-	12.34%	to	12.34%
Sentinel Variable Products Small Company Fund
2016	737	2.01	to	2.31	1,570	0.07%	-	to	0.48%	19.65%	to	20.23%
2015	753	1.68	to	1.92	1,335	-	-	to	0.48%	(1.81%)	to	(1.34%)
2014	863	1.71	to	1.95	1,549	0.49%	-	to	0.48%	6.17%	to	6.68%
2013	891	1.61	to	1.83	1,499	0.13%	-	to	0.48%	34.07%	to	34.72%
2012	971	1.20	to	1.36	1,211	0.51%	-	to	0.48%	10.90%	to	11.44%
Templeton Developing Markets VIP Fund – Class 2
2016	532	1.03	to	1.09	546	0.89%	-	to	0.48%	16.88%	to	17.44%
2015	619	0.88	to	0.93	526	2.02%	-	to	0.48%	(19.99%)	to	(19.60%)
2014	589	1.10	to	1.15	626	1.47%	-	to	0.48%	(8.83%)	to	(8.39%)
2013	684	1.21	to	1.26	779	1.89%	-	to	0.48%	(1.40%)	to	(0.92%)
2012 ‡	564	1.23	to	1.27	635	1.36%	-	to	0.48%	12.62%	to	13.16%
Templeton Foreign VIP Fund – Class 2
2016	367	1.52	to	4.18	1,215	1.97%	-	to	0.48%	6.66%	to	7.18%
2015	413	1.43	to	3.90	1,318	3.19%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	421	1.53	to	4.17	1,442	1.89%	-	to	0.48%	(11.56%)	to	(11.13%)
2013	429	1.73	to	4.69	1,641	2.30%	-	to	0.48%	22.38%	to	22.97%
2012 ‡	412	1.42	to	3.82	1,254	3.06%	-	to	0.48%	17.66%	to	18.23%
Templeton Growth VIP Fund – Class 2
2016 ‡	869	1.54	to	4.24	1,928	2.04%	-	to	0.48%	9.09%	to	9.62%
2015	898	1.41	to	3.87	1,864	2.61%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	1,011	1.52	to	4.14	2,191	1.34%	-	to	0.48%	(3.28%)	to	(2.81%)
2013	1,048	1.57	to	4.26	2,345	2.68%	-	to	0.48%	30.19%	to	30.82%
2012 ‡	1,174	1.21	to	3.25	1,977	2.09%	-	to	0.48%	20.48%	to	21.07%
Virtus Capital Growth Series – Class A Shares
2016	193	1.53	to	4.42	843	-	-	to	-	(0.86%)	to	(0.86%)
2015	208	1.54	to	4.46	918	-	-	to	-	9.26%	to	9.26%
2014 ‡	260	1.41	to	4.08	1,054	0.06%	-	to	-	11.73%	to	11.73%
2013	285	1.26	to	3.65	1,005	0.33%	-	to	-	29.44%	to	29.44%
2012	294	0.97	to	2.82	799	0.59%	-	to	-	13.76%	to	13.76%
Virtus Enhanced Core Equity Series – Class A Shares
2016 ‡	795	1.90	to	4.81	3,630	1.31%	-	to	0.48%	8.89%	to	9.41%
2015	853	1.74	to	4.40	3,562	0.86%	-	to	0.48%	(9.34%)	to	(8.91%)
2014	948	1.92	to	4.83	4,366	0.93%	-	to	0.48%	9.11%	to	9.64%
2013	1,047	1.76	to	4.41	4,364	0.85%	-	to	0.48%	31.17%	to	31.81%
2012 ‡	1,160	1.34	to	3.34	3,647	0.88%	-	to	0.48%	14.22%	to	14.77%
Virtus International Series – Class A Shares
2016 ‡	6,295	1.65	to	4.83	12,381	0.77%	-	to	0.48%	(2.08%)	to	(1.61%)
2015	6,190	1.68	to	4.90	12,781	2.28%	-	to	0.48%	(10.91%)	to	(10.48%)
2014	6,053	1.89	to	5.48	14,418	3.79%	-	to	0.48%	(4.36%)	to	(3.90%)
2013	6,183	1.97	to	5.70	15,379	2.17%	-	to	0.48%	7.27%	to	7.78%
2012 ‡	6,275	1.84	to	5.29	14,696	2.76%	-	to	0.48%	15.96%	to	16.52%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Multi-Sector Fixed Income Series – Class A Shares
2016 ‡	1,329	1.88	to	5.15	3,625	4.46%	-	to	0.48%	8.76%	to	9.29%
2015	1,412	1.73	to	4.72	3,551	4.12%	-	to	0.48%	(1.73%)	to	(1.26%)
2014	1,489	1.76	to	4.78	3,957	4.87%	-	to	0.48%	1.41%	to	1.90%
2013	1,531	1.73	to	4.69	4,041	5.61%	-	to	0.48%	1.76%	to	2.25%
2012 ‡	1,503	1.70	to	4.58	3,922	6.32%	-	to	0.48%	14.14%	to	14.69%
Virtus Real Estate Securities Series – Class A Shares
2016 ‡	1,202	2.58	to	9.43	5,224	1.82%	-	to	0.48%	6.31%	to	6.82%
2015	1,307	2.43	to	8.82	5,219	1.36%	-	to	0.48%	1.89%	to	2.38%
2014	1,502	2.38	to	8.62	5,703	1.14%	-	to	0.48%	30.99%	to	31.62%
2013	1,627	1.82	to	6.55	4,668	1.51%	-	to	0.48%	0.41%	to	0.90%
2012 ‡	1,570	1.81	to	6.49	4,566	0.99%	-	to	0.48%	16.41%	to	16.98%
Virtus Small-Cap Growth Series – Class A Shares
2016	280	3.07	to	9.48	1,989	-	-	to	0.48%	25.32%	to	25.92%
2015	327	2.45	to	7.53	1,837	-	-	to	0.48%	0.24%	to	0.73%
2014	336	2.44	to	7.48	2,001	-	-	to	0.48%	5.00%	to	5.50%
2013	385	2.33	to	7.09	2,080	0.28%	-	to	0.48%	39.53%	to	40.20%
2012	387	1.67	to	5.05	1,573	0.19%	-	to	0.48%	11.27%	to	11.81%
Virtus Small-Cap Value Series – Class A Shares
2016 ‡	1,767	2.23	to	6.53	6,577	1.96%	-	to	0.48%	25.93%	to	26.54%
2015	2,056	1.77	to	5.16	5,967	0.53%	-	to	0.48%	(1.84%)	to	(1.37%)
2014	2,251	1.81	to	5.23	6,595	0.62%	-	to	0.48%	1.34%	to	1.83%
2013	2,435	1.78	to	5.14	6,899	0.58%	-	to	0.48%	40.09%	to	40.77%
2012 ‡	2,721	1.27	to	3.65	5,407	2.30%	-	to	0.48%	7.61%	to	8.13%
Virtus Strategic Allocation Series – Class A Shares
2016	146	1.73	to	4.41	595	1.69%	-	to	0.48%	0.34%	to	0.82%
2015	171	1.73	to	4.37	697	1.65%	-	to	0.48%	(5.84%)	to	(5.38%)
2014	205	1.83	to	4.62	890	2.09%	-	to	0.48%	7.00%	to	7.51%
2013	237	1.71	to	4.30	968	1.95%	-	to	0.48%	17.43%	to	17.99%
2012 ‡	248	1.46	to	3.64	855	2.33%	-	to	0.48%	12.88%	to	13.42%
Wanger International
2016 ‡	1,240	2.15	to	7.66	3,699	1.16%	-	to	0.48%	(1.88%)	to	(1.41%)
2015	1,341	2.19	to	7.77	4,094	1.44%	-	to	0.48%	(0.38%)	to	0.10%
2014	1,376	2.20	to	7.77	4,309	1.44%	-	to	0.48%	(4.86%)	to	(4.40%)
2013	1,478	2.31	to	8.12	4,798	2.62%	-	to	0.48%	21.78%	to	22.37%
2012 ‡	1,646	1.90	to	6.64	4,236	1.23%	-	to	0.48%	20.98%	to	21.56%
Wanger International Select [7]
2016	-	-	to	-	-	2.44%	-	to	0.48%	(0.56%)	to	(0.41%)
2015	250	1.90	to	6.33	881	1.50%	-	to	0.48%	(1.50%)	to	(1.03%)
2014	248	1.93	to	6.39	936	1.39%	-	to	0.48%	(7.40%)	to	(6.96%)
2013	262	2.08	to	6.87	1,111	5.93%	-	to	0.48%	13.49%	to	14.04%
2012 ‡	239	1.83	to	6.02	948	1.19%	-	to	0.48%	21.41%	to	22.00%
Wanger Select
2016	177	2.47	to	7.30	697	0.17%	-	to	0.48%	12.82%	to	13.36%
2015	247	2.19	to	6.44	794	0.01%	-	to	0.48%	(0.23%)	to	0.25%
2014	142	2.19	to	6.42	661	-	-	to	0.48%	2.65%	to	3.14%
2013	199	2.14	to	6.23	771	0.28%	-	to	0.48%	33.93%	to	34.58%
2012 ‡	210	1.59	to	4.63	644	0.45%	-	to	0.48%	17.89%	to	18.46%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2016	237	2.42	to	7.41	1,506	-	-	to	0.48%	13.14%	to	13.69%
2015	253	2.14	to	6.52	1,433	-	-	to	0.48%	(1.09%)	to	(0.61%)
2014	263	2.16	to	6.56	1,522	-	-	to	0.48%	4.28%	to	4.78%
2013	331	2.07	to	6.26	1,706	0.13%	-	to	0.48%	33.11%	to	33.75%
2012 ‡	442	1.56	to	4.68	1,492	0.32%	-	to	0.48%	19.44%	to	20.02%

*Amount is less than 0.005%.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	6On June 17, 2016, the Sentinel Mid Cap Fund merged into the Sentinel Small Company Fund.
[5]From inception November 2, 2015 to December 31, 2015.	7On April 29, 2016, the Wanger International Select was liquidated.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Nassau Reinsurance Group Holdings L.P., distributes PHL Variable’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by PHL Variable:

Plan	Admin Charge
Phoenix Benefit Choice VUL	$7
Phoenix Executive VUL	$20
Phoenix Express VUL (06PEXVUL)	Varies based on issue age and face amount, capped at $80
Phoenix Express VUL (V616)	$.35 per $1,000 of face amount
Phoenix Joint Edge VUL	$10
The Phoenix Edge SVUL	Policy Options A or B $0.01 per $1,000 of face amount, capped at $75, in years 1-15 Policy Option C $0.08 per $1,000 of face amount, capped at $200, in years 1-15
The Phoenix Edge VUL	None

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by PHL Variable:

Plan	Surrender Charge
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Executive VUL	None
Phoenix Express VUL (06PEXVUL)	7 year schedule – level for 7 years then zero starting in year 8
Phoenix Express VUL (V616)	7 year schedule – level for 7 years then zero starting in year 8
Phoenix Joint Edge VUL	10 year schedule
The Phoenix Edge SVUL	Option A -15 year schedule – decreasing to zero by year 16 Option B -10 year schedule – decreasing to zero by year 11 Option C - 5 year schedule – decreasing to zero by year 6

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
The Phoenix Edge VUL	Option A -15 year schedule – decreasing to zero by year 16 Option B -10 year schedule – decreasing to zero by year 11 Option C - 5 year schedule – decreasing to zero by year 6

Cost of Insurance Charge – In accordance with terms of the contracts, PHL Variable makes monthly deductions for costs of insurance to cover PHL Variable’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Fees (“M&E Fees”) – The M&E Fees are typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, PHL Variable will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2016 and 2015 were $7,431,083 and $7,869,681, respectively.
B.    Optional Rider and Benefit Charges
PHL Variable may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line item “Mortality and Expense Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2016 was $14,259.
Below is a table that summarizes the annual equivalent M&E Fees deductions for the various plans offered by PHL Variable:

	Annual M&E Factor
Product Name	Assessed Daily	Assessed Monthly
Phoenix Benefit Choice VUL (Years 1-20)		0.500%
Phoenix Benefit Choice VUL (Years 21+)		0.300%
Phoenix Executive VUL		0.900%
Phoenix Express VUL (06PEXVUL)	0.480%
Phoenix Express VUL (V616)	0.120%
Phoenix Joint Edge VUL (Years 1-20)		0.500%
Phoenix Joint Edge VUL (Years 21+)		0.300%
The Phoenix Edge SVUL		0.900%
The Phoenix Edge VUL		0.900%
D.    Other Charges
PHL Variable may deduct other charges depending on the contract terms.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL Variable intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. On June 20, 2016 Nassau completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the NYDFS. As part of the transaction, Nassau contributed $100 million of new equity capital into Phoenix at closing. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix.
SEC Cease-and-Desist Order
Phoenix and PHL Variable are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Phoenix is subject to an additional SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order and Penalties, which was approved by the SEC in July 2016 (the “July 2016 Order”). The July 2016 Order directed Phoenix to cease and desist from committing or causing any violations and any future violations of Sections 13(a), 13(b)(2)(A), and 13(b)(2)(B) of the Exchange Act, and Rules 13a-1 and 13a-13 thereunder. Phoenix remains subject to these obligations. Pursuant to the terms of the July 2016 Order, Phoenix paid a civil monetary penalty to the SEC in the amount of $600,000.
Cases Brought by Policy Investors
Lima LS plc v. the Phoenix Companies, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, James D. Wehr, Philip K. Polkinghorn, and Dona D. Young, Case No. CV-12-01122, in the United States District Court for the District of Connecticut. In this action originally filed August 2, 2012, Plaintiff asserts various causes of actions based on allegations that the

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
individual and corporate defendants promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. The defendants, including the Company, resolved the case through a settlement, and the case was dismissed on February 9, 2017.
Cost of Insurance Cases
Fleisher et al v. Phoenix Life Insurance Company, No. 11-cv-8405 (CM) (filed August 2, 2012), and SPRR et al v. PHL Variable Insurance Company, No. 14-cv-8714 (CM) (filed October 31, 2014), in the United States District Court for the Southern District of New York. Plaintiffs in these coordinated actions brought suit on behalf of themselves and others similarly situated, and asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. As of April 30, 2015, the Company reached an agreement with plaintiffs, memorialized in a formal settlement agreement executed on May 29, 2015, to resolve both litigations as part of a nationwide class settlement (the “Fleisher Settlement”). The court granted preliminary approval of the Fleisher Settlement on June 3, 2015, which provided for notice to be given to class members and for an opt-out period. The opt-out period expired on July 17, 2015, with certain policyholders opting out of the Fleisher Settlement, including policyholders pursuing claims in separate litigation. On September 9, 2015, the court entered an order approving of the Fleisher Settlement and final judgment was entered on December 9, 2015.
Tiger Capital LLC v. PHL Variable Insurance Company, No. 12-cv-2939 (CM) (filed March 14, 2012), in the United States District Court for the Southern District of New York. In this action the plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented in 2011 on certain universal life insurance policies. On June 3, 2015, the parties advised the court of a settlement, which included Tiger Capital, LLC’s participation in the Fleisher Settlement. The case was closed by the court on October 21, 2015.
U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 12-cv-6811 (CM) (originally filed November 16, 2011), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 13-cv-1580 (CM) (filed March 8, 2013), in the United States District Court for the Southern District of New York (collectively “U.S. Bank NY Litigation”). U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, Case No. 3:14-cv-00555-WWE (originally filed April 22, 2014), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company and Phoenix Life Insurance Company, Case No. 3:14-cv-01398-WWE (filed September 23, 2014), in the United States District Court for the District of Connecticut (collectively “U.S. Bank CT Litigation”). In these actions, plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. The U.S. Bank NY Litigation was resolved through a settlement and a joint stipulation of dismissal was filed on September 28, 2015. The U.S. Bank CT Litigation was resolved through a settlement and the cases were dismissed on February 3, 2017.
Shareholder Litigation
Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S, in Connecticut Superior Court, Hartford County. On September 28, 2015, Phoenix entered into a definitive merger agreement to be acquired by Nassau Re. On October 26, 2015, this putative class action lawsuit was filed by a purported shareholder of Phoenix challenging the proposed merger transaction. Plaintiff alleges that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholder by agreeing to the proposed merger transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies - Phoenix, Nassau Re and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau Re) - aided and abetted such alleged breaches. The parties entered into a stipulation of settlement dated September 25, 2016 and a motion for preliminary approval was filed and granted by the Court on September 26, 2016. The Court held a final settlement hearing on December 16, 2016 and issued an order approving the settlement on February 23, 2017.
Consent Solicitation Litigation
Roth et al v. The Phoenix Companies, Inc. and U.S. Bank National Association as indenture trustee; No. 650634/2016 (New York Supreme Court, New York County) (filed February 8, 2016). Plaintiff in this action asserts various causes of action related to a January 7, 2016 consent solicitation launched by Phoenix in connection with its 7.45% Quarterly Interest Bonds due 2032 (the

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
“Consent Solicitation”). While Phoenix believes that the lawsuit is without merit, to eliminate the burden, expense and uncertainties inherent in such litigation, and without admitting any liability or wrongdoing, Phoenix agreed, pursuant to the terms of a MOU effective as of February 24, 2016, to make (a) certain revisions to the proposed Fourth Supplemental Indenture (b) certain information available to current and prospective bondholders, and (c) certain supplemental disclosures in connection with the Consent Solicitation. A stipulation of settlement was entered into as of September 24, 2016. The final approval hearing was held on February 2, 2017, and the Court approved the settlement on March 27, 2017, and pursuant to the settlement awarded plaintiff’s counsel fees of $440,000.
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On April 29, 2016 the Wanger International Select Fund liquidated.
C.    Name Changes
Effective April 28, 2017, the Virtus Capital Growth Series will be renamed Virtus KAR Capital Growth Series.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series will be renamed Virtus Rampart Enhanced Core Equity Series.
Effective April 28, 2017, the Virtus International Series will be renamed Virtus Duff & Phelps International Series.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series will be renamed Virtus Newfleet Multi-Sector Intermediate Bond Series.
Effective April 28, 2017, the Virtus Real Estate Securities Series will be renamed Virtus Duff & Phelps Real Estate Securities Series.
Effective April 28, 2017, the Virtus Small-Cap Growth Series will be renamed Virtus KAR Small-Cap Growth Series.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Small-Cap Value Series will be renamed Virtus KAR Small-Cap Value Series.
Effective October 11, 2016, the Virtus Growth & Income Series-Class A Shares was renamed the Virtus Enhanced Core Equity Series-Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadvisor to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
Note 11—Subsequent Events
Effective January 1, 2017, the Company entered into new service agreements with its affiliates, related to cost reimbursement for services. The agreements cover a variety of services including, but not limited to, management fees for business services, information technology services, office space, commission paying services and administrative services. The agreements also contain cost allocation and tax allocation provisions.
Effective January 1, 2017, the Company entered into an Investment Management Agreements with an affiliate, Nassau Asset Management LLC. The agreements cover investment and related advisory services.
In February 2017, Phoenix settled certain Cost of Insurance and Policy Investor litigation. Phoenix recorded a charge of $56.0 million in the fourth quarter of 2016 related to these matters.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Policyholders
PHL Variable Insurance Company:
We have audited the accompanying statements of assets and liabilities of PHLVIC Variable Universal Life Account, (comprised of the divisions listed in Note 1) (collectively, “the Separate Accounts”), as of December 31, 2016, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Separate Accounts for the three years or periods ended December 31, 2014, were audited by other auditors whose report thereon dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Accounts as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Hartford, Connecticut
April 28, 2017

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4259 © 2016 The Phoenix Companies, Inc.	12-16